DIREXION SHARES ETF TRUST

PROSPECTUS

[DIREXION LOGO]

33 Whitehall Street, 10th Floor

New York, New York 10004

(877) 437-9363

BULL FUNDS	BEAR FUNDS
Domestic Equity Index Funds
Total Market Bull 3X Shares	Total Market Bear 3X Shares
Large Cap Bull 3X Shares	Large Cap Bear 3X Shares
Mid Cap Bull 3X Shares	Mid Cap Bear 3X Shares
Small Cap Bull 3X Shares	Small Cap Bear 3X Shares
International Funds
Developed Markets Bull 3X Shares	Developed Markets Bear 3X Shares
Emerging Markets Bull 3X Shares	Emerging Markets Bear 3X Shares
BRIC Bull 3X Shares	BRIC Bear 3X Shares
China Bull 3X Shares	China Bear 3X Shares
India Bull 3X Shares	India Bear 3X Shares
Latin America Bull 3X Shares	Latin America Bear 3X Shares
Specialty Funds
Clean Energy Bull 3X Shares	Clean Energy Bear 3X Shares
Energy Bull 3X Shares	Energy Bear 3X Shares
Financial Bull 3X Shares	Financial Bear 3X Shares
Technology Bull 3X Shares	Technology Bear 3X Shares
Real Estate Bull 3X Shares	Real Estate Bear 3X Shares
Homebuilders Bull 3X Shares	Homebuilders Bear 3X Shares

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

September 17, 2008

TABLE OF CONTENTS

OVERVIEW OF THE DIREXION SHARES ETF TRUST	1
INVESTMENT TECHNIQUES AND POLICIES	2
PRINCIPAL RISKS	5
DOMESTIC EQUITY INDEX FUNDS	16
Total Market Bull 3X Shares	16
Total Market Bear 3X Shares	16
Large Cap Bull 3X Shares	17
Large Cap Bear 3X Shares	17
Mid Cap Bull 3X Shares	18
Mid Cap Bear 3X Shares	18
Small Cap Bull 3X Shares	19
Small Cap Bear 3X Shares	19
INTERNATIONAL FUNDS	21
Developed Markets Bull 3X Shares	21
Developed Markets Bear 3X Shares	21
Emerging Markets Bull 3X Shares	22
Emerging Markets Bear 3X Shares	22
BRIC Bull 3X Shares	24
BRIC Bear 3X Shares	24
China Bull 3X Shares	26
China Bear 3X Shares	26
India Bull 3X Shares	27
India Bear 3X Shares	27
Latin America Bull 3X Shares	29
Latin America Bear 3X Shares	29
SPECIALTY FUNDS	30
Clean Energy Bull 3X Shares	30
Clean Energy Bear 3X Shares	30
Energy Bull 3X Shares	32
Energy Bear 3X Shares	32
Financial Bull 3X Shares	33
Financial Bear 3X Shares	33
Technology Bull 3X Shares	34
Technology Bear 3X Shares	34
Real Estate Bull 3X Shares	35
Real Estate Bear 3X Shares	35
Homebuilders Bull 3X Shares	37
Homebuilders Bear 3X Shares	37
UNDERLYING INDEX LICENSORS	38
HOW TO BUY AND SELL SHARES	40
ABOUT YOUR INVESTMENT	41
SHORT-TERM TRADING	42
CREATIONS, REDEMPTIONS AND TRANSACTION FEES	42
MANAGEMENT OF THE FUNDS	45
PORTFOLIO HOLDINGS	45
OTHER SERVICE PROVIDERS	45
DISTRIBUTIONS	45
TAXES	46
FINANCIAL HIGHLIGHTS	47
MORE INFORMATION	Back Cover

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DireXion Shares ETF Trust

33 Whitehall Street, 10th Floor, New York, New York 10004

(877) 437-9363

www.direxionshares.com

OVERVIEW OF THE DIREXION SHARES ETF TRUST

The Direxion Shares ETF Trust (“Trust”) is a registered investment company offering a number of separate exchange-traded funds (“Funds”).  Rafferty Asset Management LLC serves as the investment adviser to each Fund.  This Prospectus describes the exchange-traded funds noted below (which are sometimes referred to in this Prospectus as the “Funds”) of the Trust.

The Trust will file an application to list and trade the shares of the Funds (“Shares”) on the NYSE Arca (“Exchange”).  If the Shares are listed and trade on the Exchange, the market prices for the Shares may be different from the intraday value of the Shares disseminated by the Exchange and from their net asset value (“NAV”).  Unlike conventional mutual funds, Shares are not individually redeemable securities.  Rather, each Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 100,000 Shares called “Creation Units.”  Creation Units of the Bull Funds are issued and redeemed principally in-kind for securities included in the relevant underlying index and an amount of cash.  Creation Units of the Bear Funds are purchased and redeemed for cash.

Shares may only be purchased from or redeemed with the Funds in Creation Units.  As a result, retail investors generally will not be able to purchase or redeem Shares directly from or with the Funds.  Most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.  Thus, some of the information contained in this prospectus, such as information about purchasing and redeeming Shares from or with a Fund and all references to the transaction fee imposed on purchases and redemptions, is not relevant to retail investors.

The Funds described in this Prospectus seek to provide daily investment results, before fees and expenses, that correspond to the performance of a particular index or benchmark.  The Funds with the word “Bull” in their name (collectively, the “Bull Funds”) attempt to provide investment results that correlate positively to the return of an index or benchmark, meaning the Bull Funds attempt to move in the same direction as the target index or benchmark.  The Funds with the word “Bear” in their name (collectively, the “Bear Funds”) attempt to provide investment results that correlate negatively to the return of an index or benchmark, meaning that the Bear Funds attempt to move in the opposite or inverse direction of the target index or benchmark.  The correlations sought by the Bull Funds and the Bear Funds are generally a multiple of the returns of the target index or benchmark.  The benchmark for the  Large Cap Bull 3X Shares is 300% of the daily price performance of the Russell 1000®Index, while the benchmark for the Large Cap Bear 3X Shares is 300% of the inverse, or opposite, of the daily price performance of the Russell 1000® Index.  If, on a given day, the Russell 1000® Index gains 1%, the Large Cap   Bull 3X Shares is designed to gain approximately 3% (which is equal to 300% of 1%), while the Large Cap Bear 3X Shares is designed to lose approximately 3%.  Conversely, if the Russell 1000® Index loses 1% on a given day, the Large Cap  Bull 3X Shares is designed to lose approximately 3%, while the Large Cap  Bear 3X Shares is designed to gain approximately 3%.

Fund	Index or Benchmark	Daily Target
Total Market Bull 3X Shares	Russell 3000® Index	300%
Total Market Bear 3X Shares		-300%
Large Cap Bull 3X Shares	Russell 1000® Index	300%
Large Cap Bear 3X Shares		-300%
Mid Cap Bull 3X Shares	Russell Midcap® Index	300%
Mid Cap Bear 3X Shares		-300%
Small Cap Bull 3X Shares	Russell 2000® Index	300%
Small Cap Bear 3X Shares		-300%
Developed Markets Bull 3X Shares	MSCI EAFE® Index	300%
Developed Markets Bear 3X Shares		-300%
Emerging Markets Bull 3X Shares	MSCI Emerging Markets IndexSM	300%
Emerging Markets Bear 3X Shares		-300%
BRIC Bull 3X Shares	BNY BRIC Select ADR	300%

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Fund	Index or Benchmark	Daily Target
	Index®
BRIC Bear 3X Shares		-300%
China Bull 3X Shares	BNY China Select ADR Index®	300%
China Bear 3X Shares		-300%
India Bull 3X Shares	Indus India Index	300%
India Bear 3X Shares		-300%
Latin America Bull 3X Shares	S&P Latin America 40 Index	300%
Latin America Bear 3X Shares		-300%
Clean Energy Bull 3X Shares	S&P Global Clean Energy IndexTM	300%
Clean Energy Bear 3X Shares		-300%
Energy Bull 3X Shares	Russell 1000® Energy Index	300%
Energy Bear 3X Shares		-300%
Financial Bull 3X Shares	Russell 1000® Financial Services Index	300%
Financial Bear 3X Shares		-300%
Technology Bull 3X Shares	Russell 1000® Technology Index	300%
Technology Bear 3X Shares		-300%
Real Estate Bull 3X Shares	Dow Jones Wilshire Real Estate IndexSM	300%
Real Estate Bear 3X Shares		-300%
Homebuilders Bull 3X Shares	S&P Homebuilding Select Industry IndexSM	300%
Homebuilders Bear 3X Shares		-300%

Changes in Investment Objective.  Each Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

INVESTMENT TECHNIQUES AND POLICIES

Rafferty Asset Management, LLC (“Rafferty” or “Adviser”), the investment adviser to the Funds, uses a number of investment techniques in an effort to achieve the stated goal for each Fund.  For the Bull Funds, Rafferty attempts to magnify the returns of each Bull Fund’s index or benchmark for the relevant period. The Bear Funds are managed to provide returns inverse (or opposite) by a defined percentage to the return of each Bear Fund’s index or benchmark for the relevant period.  Rafferty creates net “long” positions for the Bull Funds and net “short” positions for the Bear Funds.  (Rafferty may create short positions in the Bull Funds and long positions in the Bear Funds even though the net exposure in the Bull Funds will be long and the net exposure in the Bear Funds will be short.)  Long positions move in the same direction as their index or benchmark, advancing when the index or benchmark advances and declining when the index or benchmark declines.  Short positions move in the opposite direction of the index or benchmark, advancing when the index or benchmark declines and declining when the index or benchmark advances.  Rafferty generally does not use fundamental securities analysis to accomplish such correlation.  Rather, Rafferty primarily uses statistical and quantitative analysis to determine the investments each Fund makes and the techniques it employs.  As a consequence, if a Fund is performing as designed, the return of the index or benchmark will dictate the return for that Fund.  Each Fund pursues its investment objective regardless of market conditions and does not take defensive positions.

A Fund generally will hold a representative sample of the securities in its benchmark index.  The sampling of securities that is held by a Fund is intended to maintain high correlation with, and similar aggregate characteristics (e.g., market capitalization and industry weightings) to, the benchmark index.  A Fund also may invest in securities that are not included in the index or may overweight or underweight certain components of the index.

A Fund’s assets may be concentrated in an industry or group of industries to the extent that the Fund’s benchmark index concentrates in a particular industry or group of industries.  In addition, each Fund is non-diversified,

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which means that it may invest in the securities of a limited number of issuers.

Each Bull Fund and Bear Fund has a clearly articulated goal which requires the Fund to seek economic exposure in excess of its net assets.  To meet its objectives, each Fund invests in some combination of financial instruments so that it generates economic exposure consistent with the Fund’s investment objective.

The impact of market movements determines whether a portfolio needs to be re-positioned.  If the target index has risen on a given day, a Bull Fund’s net assets should rise, meaning the Fund’s exposure may need to be increased.  Conversely, if the target index has fallen on a given day, a Bull Fund’s net assets should fall, meaning the Fund’s exposure may need to be reduced.  If the target index has risen on a given day, a Bear Fund’s net assets should fall, meaning the Fund’s exposure may need to be reduced.  If the target index has fallen on a given day, a Bear Fund’s net assets should rise, meaning the Fund’s exposure may need to be increased.  A Fund’s portfolio may also need to be changed to reflect changes in the composition of an index and corporate actions like stock splits and spin-offs. Rafferty increases the Fund’s exposure when its assets rise and reduces the Fund’s exposure when its assets fall.  To determine which instruments to purchase or sell, Rafferty identifies instruments it believes exhibit price anomalies among the relevant group of financial instruments to identify the more advantageous instrument.

Each Bull and Bear Fund is designed to provide daily investment returns, before fees and expenses, that are a multiple of the returns of its index or benchmark for the stated period.  While Rafferty attempts to minimize any “tracking error” (the statistical measure of the difference between the investment results of a Fund and the performance of its index or benchmark), certain factors will tend to cause a Fund’s investment results to vary from the stated objective.  A Fund may have difficulty in achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

Each Bull and Bear Fund invests significantly in swap agreements, forward contracts, reverse repurchase agreements, options, including futures contracts, options on futures contracts and financial instruments such as options on securities and stock indices options, and caps, floors and collars.  Rafferty uses these types of investments to produce economically “leveraged” investment results.  Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Fund.

Seeking daily leveraged investment results provides potential for greater gains and losses relative to benchmark performance.  For instance, the Large Cap Bull 3X Shares seeks to provide, before fees and expenses, 300% of the daily return of the Russell 1000® Index.  If the Russell 1000® Index gains 2% on a given day, the Large Cap Bull 3X Shares would be expected to gain about 6%.  Conversely, if the Russell 1000® Index declines 2% on a given day, the Large Cap Bull 3X Shares would be expected to about lose 6%.

The Projected Return of a Bull Fund.   A Bull Fund seeks to provide a daily return that is a multiple of the daily return of a target index or benchmark.  Doing so requires the use of leveraged investment techniques, which necessarily incur financing charges.  For instance, the Large Cap  Bull 3X Shares seeks exposure to its benchmark in an amount equal to 300% of its assets, meaning it uses leveraged investment techniques to seek exposure to the Russell 1000® Index in an amount equal to 300% of its net assets.  In light of the financing charges and a Bull Fund’s operating expenses, the expected return of a Bull Fund is equal to the gross expected return, which is the daily benchmark return multiplied by the Bull Fund’s target, minus (i) financing charges incurred by the portfolio and (ii) daily operating expenses.  For instance, if the Russell 1000® Index returns 2% on a given day, the gross expected return of the Large Cap Bull 3X Shares would be 6%, but the net expected return, which factors in the cost of financing the portfolio and the impact of operating expenses, would be lower.

The Projected Return of a Bear Fund.   A Bear Fund seeks to provide a daily return which is a multiple of the inverse (or opposite) of the daily return of a target index or benchmark.  To create the necessary exposure, a Bear Fund engages in short selling – borrowing and selling securities it does not own.  The money that a Bear Fund receives from short sales – the short sale proceeds – is an asset of the Bear Fund that can generate income to help offset the Bear Fund’s operating expenses.  If the Russell 1000® Index declines 2% on a given day, the gross expected return for the Large Cap Bear 3X Shares would be 6% and the net expected return, which factors in interest income and the impact of operating expenses, will be slightly higher under normal market conditions.

The Projected Returns of Leveraged Index Funds for Periods Longer Than the Target Period.    The Funds seek daily leveraged investment results which should not be equated with seeking a leveraged goal for longer than a day.  For instance, if the Russell 1000® Index gains 10% during a year, the Large Cap Bull 3X Shares should not be

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expected to provide a return of 30% for the year even if it meets its daily target throughout the year.  This is true because of the financing charges noted above but also because the pursuit of daily goals may result in daily leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a Fund’s daily target or inverse daily target (e.g., 300% or -300%) will not generally equal a Fund’s performance over that same period. The following example illustrates this point

Mary is considering investments in two Funds, Fund A and Fund B.  Fund A is a traditional index ETF which seeks (before fees and expenses) to match the performance of the XYZ index.  Fund B is a leveraged ETF and seeks daily investment results (before fees and expenses) that correspond to 300% of the daily performance of the XYZ index.

On Day 1, the XYZ index increases in value from $100 to $105, a gain of 5%.  On Day 2, the XYZ index declines from $105 back to $100, a loss of 4.77%.  In the aggregate, the XYZ index has not moved.

An investment in Fund A would be expected to gain 5% on Day 1 and lose 4.76% on Day 2 to return to its original value. The following example assumes a $100 investment in Fund A when the index is also valued at $100:

Day	Index Value	Index Performance	Value of Investment
	$100.00		$100.00
1	$105.00	5.00%	$105.00
2	$100.00	-4.76%	$100.00

The same $100 investment in Fund B, however, would be expected to gain 15% on Day 1 (300% of 5%) but decline 14.28% on Day 2.

Day	Index Performance	300% of Index Performance	Value of Investment
			$100.00
1	5.00%	15.0%	$115.00
2	-4.76%	-14.28%	$98.57

Although the percentage decline is smaller on Day 2 than the percentage gain on Day 1, the loss is applied to a higher principal amount so the investment in Fund B has a loss even when the index value has not declined.  (These calculations do not include the charges for expense ratio and the financing charges.)

As you can see, an investment in Fund B has higher rewards and risks due to the effects of leverage and compounding.

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PRINCIPAL RISKS

An investment in any of the Funds entails risks.  The Funds could lose money, or their performance could trail that of other investment alternatives.  Rafferty cannot guarantee that any of the Funds will achieve their objective.  It is important that investors closely review and understand these risks before making an investment in the Funds.  The table below provides the principal risks of investing in the Funds.  Following the table, each risk is explained.

	Adverse Market Conditions Risk	Adviser’s Invest- ment Strategy Risk	Aggres- sive Invest ment Tech- niques Risk	Concen- tration Risk	Corre- lation Risk	Counter- party Risk	Credit Risk and Lower- Quality Debt Securities Risk	Currency Exchange Rate Risk	Deposi- tary Receipt Risk	Emerging Markets Risk	Energy Securities Risk	Equity Securities Risk	Financial Services Companies Risk

Total Market Bull 3X Shares	X	X	X		X	X	X					X
Total Market Bear 3X Shares	X	X	X			X	X					X
Large Cap Bull 3X Shares	X	X	X		X	X	X					X
Large Cap Bear 3X Shares	X	X	X			X	X					X
Mid Cap Bull 3X Shares	X	X	X		X	X	X					X
Mid Cap Bear 3X Shares	X	X	X			X	X					X
Small Cap Bull 3X Shares	X	X	X		X	X	X					X
Small Cap Bear 3X Shares	X	X	X			X	X					X
Developed Markets Bull 3X Shares	X	X	X		X	X	X	X	X			X
Developed Markets Bear 3X Shares	X	X	X			X	X	X				X
Emerging Markets Bull 3X Shares	X	X	X		X	X	X	X	X	X		X
Emerging Market Bear 3X Shares	X	X	X			X	X	X		X		X
BRIC Bull 3X Shares	X	X	X		X	X	X	X	X	X		X
BRIC Bear 3X Shares	X	X	X			X	X	X		X		X
China Bull 3X Shares	X	X	X		X	X	X	X	X	X		X
China Bear 3X Shares	X	X	X			X	X	X		X		X
India Bull 3X Shares	X	X	X		X	X	X	X	X	X		X
India Bear 3X Shares	X	X	X			X	X	X		X		X
Latin America Bull 3X Shares	X	X	X		X	X	X	X	X	X		X
Latin America Bear 3X Shares	X	X	X			X	X	X		X		X
Clean Energy Bull 3X Shares	X	X	X	X	X	X	X				X	X
Clean Energy Bear 3X Shares	X	X	X	X		X	X				X	X

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	Adverse Market Conditions Risk	Adviser’s Invest- ment Strategy Risk	Aggres- sive Invest ment Tech- niques Risk	Concen- tration Risk	Corre- lation Risk	Counter- party Risk	Credit Risk and Lower- Quality Debt Securities Risk	Currency Exchange Rate Risk	Deposi- tary Receipt Risk	Emerging Markets Risk	Energy Securities Risk	Equity Securities Risk	Financial Services Companies Risk

Energy Bull 3X Shares	X	X	X	X	X	X	X				X	X
Energy Bear 3X Shares	X	X	X	X		X	X				X	X
Financial Bull 3X Shares	X	X	X	X	X	X	X					X	X
Financial Bear 3X Shares	X	X	X	X		X	X					X	X
Techno- logy Bull 3X Shares	X	X	X	X	X	X	X					X
Techno- logy Bear 3X Shares	X	X	X	X		X	X					X
Real Estate Bull 3X Shares	X	X	X	X	X	X	X					X
Real Estate Bear 3X Shares	X	X	X	X		X	X					X
Home- builders Bull 3X Shares	X	X	X	X	X	X	X					X
Home- builders Bear 3X Shares	X	X	X	X		X	X					X

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	Foreign Securi- ties Risk	Geogra- phic Concen- tration Risk	Home- building Industry Risk	Interest Rate Risk	Inverse Correla- tion Risk	Leverage Risk	Market Risk	Non- Diversi- fication Risk	Real Estate Invest- ment Risk	Shorting Risk	Small and Mid Capitali- zation Company Risk	Techno- logy Securities Risk	Tracking Error Risk	Valua- tion Time Risk	Special Risks of Exchange-Traded Funds

Total Market Bull 3X Shares				X		X	X	X					X		X
Total Market Bear 3X Shares				X	X	X	X	X		X			X		X
Large Cap Bull 3X Shares				X		X	X	X					X		X
Large Cap Bear 3X Shares				X	X	X	X	X		X			X		X
Mid Cap Bull 3X Shares				X		X	X	X			X		X		X
Mid Cap Bear 3X Shares				X	X	X	X	X		X	X		X		X
Small Cap Bull 3X Shares				X		X	X	X			X		X		X
Small Cap Bear 3X Shares				X	X	X	X	X		X	X		X		X
Developed Markets Bull 3X Shares	X			X		X	X	X					X	X	X
Developed Markets Bear 3X Shares	X			X	X	X	X	X		X			X	X	X
Emerging Markets Bull 3X Shares	X			X		X	X	X					X	X	X
Emerging Market Bear 3X Shares	X			X	X	X	X	X		X			X	X	X
BRIC Bull 3X Shares	X	X		X		X	X	X					X	X	X
BRIC Bear 3X Shares	X	X		X	X	X	X	X		X			X	X	X
China Bull 3X Shares	X	X		X		X	X	X					X	X	X
China Bear 3X Shares	X	X		X	X	X	X	X		X			X	X	X
India Bull 3X Shares	X	X		X		X	X	X					X	X	X
India Bear 3X Shares	X	X		X	X	X	X	X		X			X	X	X
Latin America Bull 3X Shares	X	X		X		X	X	X					X	X	X
Latin America Bear 3X Shares	X	X		X	X	X	X	X		X			X	X	X
Clean Energy Bull 3X Shares				X		X	X	X					X		X
Clean Energy Bear 3X Shares				X	X	X	X	X		X			X		X
Energy Bull 3X Shares				X		X	X	X					X		X
Energy Bear 3X Shares				X	X	X	X	X		X			X		X
Financial Bull 3X Shares				X		X	X	X					X		X
Financial Bear 3X Shares				X	X	X	X	X		X			X		X

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	Foreign Securi- ties Risk	Geogra- phic Concen- tration Risk	Home- building Industry Risk	Interest Rate Risk	Inverse Correla- tion Risk	Leverage Risk	Market Risk	Non- Diversi- fication Risk	Real Estate Invest- ment Risk	Shorting Risk	Small and Mid Capitali- zation Company Risk	Techno- logy Securities Risk	Tracking Error Risk	Valua- tion Time Risk	Special Risks of Exchange-Traded Funds

Technology Bull 3X Shares				X		X	X	X				X	X		X
Technology Bear 3X Shares				X	X	X	X	X		X		X	X		X
Real Estate Bull 3X Shares				X		X	X	X	X				X		X
Real Estate Bear 3X Shares				X	X	X	X	X	X	X			X		X
Homebuilders Bull 3X Shares			X	X		X	X	X	X				X		X
Homebuilders Bear 3X Shares			X	X	X	X	X	X	X	X			X		X

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Adverse Market Conditions Risk

The performance of each Fund is designed to correlate to the performance of an index or benchmark.  As a consequence, a Fund’s performance will suffer during conditions which are adverse to the Fund’s investment goals.  For example, if the target index has risen on a given day, a Bear Fund’s performance should fall.  Conversely, if the target index has fallen on a given day, a Bull Fund’s performance also should fall.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for Funds that will maximize their investment returns, there is no guarantee that such opportunities will ultimately benefit the Funds.  The Adviser will aggressively change the Funds’ portfolios in response to market conditions that are unpredictable and may expose the Funds to greater market risk than other mutual funds.  There is no assurance that the Adviser’s investment strategy will enable the Funds to achieve their investment objectives.

Aggressive Investment Techniques Risk

The Funds use investment techniques, including investments in derivatives and other instruments that attempt to track the price movement of underlying securities or indices, which may be considered aggressive.  The derivative instruments that the Funds may invest in and how Rafferty uses derivatives to obtain leveraged investment results are described in “Investment Techniques and Policies.”  Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time.  In addition, such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed.  The use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives.  The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Concentration Risk

Concentration risk results from focusing a Fund’s investments in a specific industry or group of industries.  The performance of a Fund that focuses its investments in a particular industry or sector may be more volatile than a fund that does not concentrate its investments.  A Fund that concentrates its investments in an industry or group of industries also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries.

Correlation Risk

A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation.  A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective.  A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards.  A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index.  In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark.  A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark.  Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day.  Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with each Fund’s daily investment objective.

Certain Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day.  These Funds are subject to all of the correlation risks described above.  In addition, there is a special form of correlation risk that derives from these Funds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses.

Each of the three graphs below shows a simulated hypothetical one year performance of an index compared with the performance of a Fund that perfectly achieves its investment objective of three times (300%) the daily index returns.  The graphs demonstrate that, for periods greater than one day, a leveraged Fund is likely to underperform or over-perform (but not match) the index performance times the stated multiple in the Fund objective.

To isolate the impact of leverage, these graphs assume a) no dividends paid by the companies included on the index; b) no fund expenses; and c) borrowing/lending rates (to obtain required leverage) of zero percent.  If fund expenses were included, the Fund’s performance would be lower than that shown.  Each of the graphs also assumes a volatility rate of 15%, which is approximate for a major domestic index. An index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of an index. Other indexes to which the Funds are benchmarked have different historical volatility rates; certain of the Funds’ historical volatility rates are substantially in excess of 15%.

Flat Market

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One Year Index Returns
0.5
0.4
0.3
0.2
0.1
0
-0.1
-0.2
-0.3
-0.4
-0.5
Index 0%
3X -6.48%

Upward Trending Market

One Year Index Returns
0.5
0.4
0.3
0.2
0.1
0
-0.1
-0.2
-0.3
-0.4
-0.5
Index 15%
3X 42.19%

Downward Trending Market

0.5
0.4
0.3
0.2
0.1
0
-0.1
-0.2
-0.3
-0.4
-0.5
One Year Index Returns
Index -15%
3X -42.62%

Counterparty Risk

The Funds may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position.  Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements, and structured notes.  The Funds will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments.  The Funds will not enter into any agreement involving a counterparty unless the Adviser believes that the other party to the transaction is creditworthy.  The use of swap agreements and structured notes involves risks that are different from those associated with ordinary portfolio securities transactions.  For example, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  In addition, the Funds may enter into swap agreements with a limited number of counterparties, and certain of the Funds may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk.  Swap agreements also may be considered to be illiquid.

Credit Risk and Lower-Quality Debt Securities Risk

A Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.  A Fund could lose money if the issuer of a debt security in which it has a short position is upgraded or generally improves its standing.  Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what a Fund owns and the Fund’s share price.  Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.  Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency.  Currency markets generally are not as regulated as securities markets.

Depositary Receipt Risk

To the extent a Fund invests in stocks of foreign corporations, a Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers.  American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation.  European Depositary Receipts (“EDRs”) are receipts issued in Europe that evidence a similar ownership arrangement.  Global Depositary Receipts (“GDRs”) are receipts issued throughout the world that evidence a similar arrangement.  Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.  GDRs are tradable both in the United States and in Europe and are designed for use throughout the world.  Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.

Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Fund investments in depositary receipts, which include ADRs, GDRs and EDRs, are deemed to be investments in

10

foreign securities for purposes of a Fund’s investment strategy.

Emerging Markets Risk

Indirect investments in emerging markets instruments involve greater risks than investing in foreign instruments in general.  Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets.   There may also be risks from an economy’s dependence on revenues from particular commodities or industries.  In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Energy Securities Risk

The Energy Bull 3X Shares and the Energy Bear 3X Shares (the “Energy Funds”) will concentrate their investments in securities issued by, and/or have exposure to, companies that engage in energy-related businesses, such as oil companies involved in the exploration, production, servicing, drilling and refining processes, and companies primarily involved in the production and mining of coal and other fuels used in the generation of consumable energy.  Also included are gas distribution, gas pipeline and related companies.  As a result, the Energy Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector.  The prices of the securities of energy and energy services companies may fluctuate widely due to the supply and demand for both their specific products or services and energy products in general.  The prices of energy product securities may be affected by changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

The Clean Energy Bull 3X Shares and the Clean Energy Beat 3X Shares (the “Clean Energy Funds”) will concentrate their investments in securities issued by, and/or have exposure to, companies engaged in the business of cleaner energy and conservation.  The clean energy industry can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions.  Further, the clean energy industry can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies and specific expenditures for cleanup efforts, and can be subject to risks associated with hazardous materials.

The clean energy industry can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations.  The industry also can be significantly affected by the supply and demand for specific products or services, the supply of and demand for oil and gas, the price of oil and gas, production spending, government regulation, world events and economic conditions.

Shares in the companies involved in the clean energy industry have been significantly more volatile than shares of companies operating in other more established industries.  Certain valuation methods currently used to value companies involved in the alternative power and power technology sectors, particularly those companies that have not yet traded profitably, have not been in widespread use for a significant period of time.  As a result, the use of these valuation methods may serve to increase further the volatility of certain alternative power and power technology company share prices.

The clean energy industry sector is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.  Changes in U.S., European and other governments’ policies towards alternative power and power technology also may have an adverse effect on the Clean Energy Funds’ performance.

The Clean Energy Funds may invest in the shares of companies with a limited operating history, some of which may never have traded profitably.  Investment in young companies with a short operating history is generally riskier than investment in companies with a longer operating history.

Equity Securities Risk

Investments in publicly issued equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time.  Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

Financial Services Companies Risk

The Financial Bull 3X Shares and the Financial Bear 3X Shares (the “Financial Funds”) will concentrate their investments in securities issued by, and/or have exposure to, financial services companies.  As a result, the Financial Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial services companies.  Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees that they can charge.  Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change.  Credit losses resulting from financial difficulties of borrowers also can  negatively impact the sector.

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Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments.  As a result, a Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries.  The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements.  As a result, Funds that focus their investments in a particular country or geographic region may be more volatile than a more geographically diversified fund.

High Portfolio Turnover Risk

Frequent trading could increase the rate of creations and redemptions of Fund Shares and the Funds’ portfolio turnover, which could involve correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups/mark-downs and adverse tax consequences to a Fund’s shareholders.

Unlike traditional mutual funds, however, each Fund issues and redeems its Shares at NAV per share in Creation Units plus applicable transaction fees and each Fund’s Shares may be purchased and sold on the Exchange at prevailing market prices.  Given this structure, the risks of frequent trading may be less than in the case of a traditional mutual fund.  Nevertheless, to the extent that purchases and redemptions directly with the Funds are effected in cash rather than through a combination or redemption of portfolio securities, frequent purchases and redemptions could still increase the rate of portfolio turn-over.

The costs associated with the Funds’ portfolio turnover will have a negative impact on longer-term investors.  Although the Funds reserve the right to reject any purchase orders or suspend the offering of Fund Shares, the Funds do not currently impose any trading restrictions on Fund shareholders nor actively monitor for trading abuses.

Homebuilding Industry Risk

The Homebuilders Funds will concentrate their investments in securities issued by, and/or have exposure to, companies in the homebuilding industry.  Homebuilding companies can be significantly affected by the national, regional and local real estate markets.  This industry is also sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers.  The building industry can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

Interest Rate Risk

Debt securities have varying levels of sensitivity to changes in interest rates.  In general, the price of a debt security may fall when interest rates rise and may rise when interest rates fall.  Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.  In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.  In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction.  Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. The impact of an interest rate changes may be significant for other asset classes as well, whether because of the impact of interest rates on economic activity or because of changes in the relative attractiveness of asset classes due to changes in interest rates.  For instance, higher interest rates may make investments in debt securities more attractive, thus reducing investments in equities.

Inverse Correlation Risk

Each Bear Fund is negatively correlated to its index or benchmark and should lose money when its index or benchmark rises – a result that is the opposite from traditional mutual funds.  Because each Bear Fund seeks daily returns inverse by a defined percentage to its index or benchmark, the difference between a Bear Fund’s daily return and the price performance of its index or benchmark may be negatively compounded during periods in which the markets decline.

Leverage Risk

Use of leverage can magnify the effects of changes in the value of the Funds and make them more volatile.  The leveraged investment techniques that the Funds employ should cause investors in the Funds to lose more money in adverse environments.  The Funds’ use of leverage means that they will incur financing charges which will affect the performance of the Funds.  As interest rates rise, the cost of executing the Funds’ investment strategies will rise as well.

Market Risk

A Fund is subject to market risks that can affect the value of its shares.  These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.  A Bull Fund typically would lose value on a day when its underlying index declines.  A Bear Fund typically would lose value on a day when its underlying index increases.

Non-Diversification Risk

Each of the Funds is non-diversified.  A non-diversified fund invests a high percentage of its assets in a limited

12

number of securities.  A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Real Estate Investment Risk

The Real Estate Bull 3X Shares and Real Estate Bear 3X Shares will concentrate their investments in securities issued by, and/or have exposure to, commercial and residential real estate companies.  Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation.  An investment in a real estate investment trust (“REIT”) is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

Shorting Risk

A Fund may, from time to time, engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices.  Short sales are transactions in which a Fund borrows securities from a broker and sells the borrowed securities.  The Fund is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  If the market price of the underlying security goes down between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction.  Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction.  Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security.  Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security.  The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended.  This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means.  In addition, a Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions.  As the holder of a short position, a Fund also is responsible for paying the dividends and interest accruing on the short position, which is an expense to the Fund that could cause the Fund to lose money on the short sale and may adversely affect its performance.

Small and Mid Capitalization Company Risk

Investing in the securities of small and mid capitalization companies involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies.  Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.  Smaller companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Technology Securities Risk

The Tech Bull 3X Shares and the Tech Bear 3X Shares will concentrate their investments in securities issued by, and/or have exposure to, companies that serve the electronics and computer industries or that manufacture products based on the latest applied science.  The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities.  These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices.  Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.  In addition, a rising interest rate environment tends to negatively affect technology companies.  Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.  Further, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings.

Tracking Error Risk

Several factors may affect a Fund’s ability to achieve its daily target.  A Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by a Fund.  A failure to achieve a daily target may cause a Fund to provide returns for a longer period that are worse than expected.  In addition, a Fund that meets its daily target over a period of time may not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period.  Differences may result from the compounding effect of daily market fluctuations, the use of leverage and the Bear Funds’ inverse correlation.

Valuation Time Risk

The Funds value their portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 PM Eastern time).  In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Funds.  As a result, the daily performance of a Fund that tracks a foreign market index can vary from the performance of that index.

13

Special Risks of Exchange-Traded Funds

Not Individually Redeemable.   Shares are not individually redeemable and may be redeemed by a Fund at net asset value (“NAV”) only in large blocks known as Creation Units.  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues.  Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, and the listing requirements may be amended from time to time.

Market Price Variance Risk.  Individual Shares of a Fund will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices.  The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares.  The Adviser can not predict whether Shares will trade above, below or at their NAV.  Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by a Fund at a particular time.  Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained.  There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares.  The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.  In times of severe market disruption, the bid-ask spread often increases significantly.  This means that Shares may trade at a  discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares  A Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with a Fund.  There is no guarantee that an active secondary market will develop for shares of the Funds.

A Precautionary Note to Retail Investors.  The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding Shares of each Fund of the Trust.  Your ownership of Shares will be shown on the records of DTC and the DTC Participant broker through whom you hold the Shares.  THE TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP.  Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information.  Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose Shares you own.  Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.

A Precautionary Note to Purchasers of Creation Units.  You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund.  Because new Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time.  As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (“Securities Act”).  For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent Shares and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares.  Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.  Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

A Precautionary Note to Investment Companies.  For purposes of the Investment Company Act of 1940, each Fund is a registered investment company, and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) thereof.

The Trust and the Funds have obtained an exemptive order from the SEC allowing a registered investment company to invest in a Fund beyond the limits of Section 12(d)(1) subject to certain conditions, including that a registered investment company enters into a Participation Agreement with the Trust regarding the terms of the investment.  Any investment company considering purchasing Shares of a Fund in amounts that would cause it to exceed the restrictions under Section 12(d)(1) should contact the Trust.

14

A Precautionary Note Regarding Unusual Circumstances.  The Trust can postpone payment of redemption proceeds for any period during which (1) the NYSE is closed other than customary weekend and holiday closings, (2) trading on the NYSE is restricted, as determined by the U.S. Securities and Exchange Commission (the “SEC”), (3) any emergency circumstances exist, as determined by the SEC, or (4) the SEC by order permits for the protection of shareholders of a Fund.

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DOMESTIC EQUITY INDEX FUNDS

Total Market Bull 3X Shares

Total Market Bear 3X Shares

Investment Objective.  The Total Market Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Russell 3000® Index (“Total Market Index”).  The Total Market Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Total Market Index.  (Collectively, the Total Market Bull 3X Shares and the Total Market Bear 3X Shares are referred to as the “Total Market Funds.”)

Principal Investment Strategy.  The Total Market Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Total Market Index.  The Fund will also invest in the following: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; reverse repurchase agreements; and other financial instruments (collectively, “Financial Instruments”) that, in combination, provide leveraged and unleveraged exposure to the Total Market Index.  The Total Market Bear 3X Shares does not invest in equity securities.  Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Total Market Index, and the remainder in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements (collectively, “Money Market Instruments”).  On a day-to-day basis, the Total Market Bull 3X Shares also holds Money Market Instruments.

Target Index.   The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.  The companies included in the index have an average market capitalization of $5.4 billion dollars and a median market capitalization of $1 billion as of April 30, 2008.

Performance.  The Total Market Funds are newly organized and have not yet commenced operations; therefore,   performance  information is not yet available.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Total Market Funds.  Annual fund operating expenses are estimates.  Investors purchasing Shares in the secondary market will not directly pay the transaction fees paid by Authorized Participants,(1) but may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Operating Expenses(2) (as a percentage of daily assets):

Total Market Bull 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4) (5)	0.25%
Total Annual Operating Expenses	1.00%
Expense Waiver/Reimbursement	0.05%
Net Annual Operating Expenses	0.95%

Total Market Bear 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4) (5)	0.27%
Total Annual Operating Expenses	1.02%
Expense Waiver/Reimbursement	0.07%
Net Annual Operating Expenses(7)	0.95%

 (1)

For the Total Market Bull 3X Shares, a fixed transaction fee of $3,500 will be charged when you create or redeem Creation Units regardless of the number of Shares redeemed on the date of the transaction.  For the Total Market Funds, a variable transaction fee of up to 0.15% of the value of each Creation Unit will be charged to offset costs associated with processing the order.  An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.15% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities.  Such transactions are allowed at the sole discretion of a Fund.

(2)

Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Total Market Funds for Other Expenses through March 1, 2009, for the Total Market Bull 3X Shares and the Total Market Bear 3X Shares to the extent that each Total Market Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by each Total Market Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(3)

The Total Market Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%.  No Rule 12b-1 fee is currently being charged to the Total Market Funds.

(4)

Other Expenses include organizational costs, fees paid for legal services and audit fees, printing costs, registration fees, administration, custodial, transfer agency, fund accounting and other customary fund expenses.

(5)

The Total Market Bear 3X Shares may take short positions in securities.  Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Total Market Funds with the cost of investing in other funds.  Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary.  The Total Market Bull 3X Shares issues and redeems Shares in Creation Units for cash and also on an in-kind basis.  The Total Market Bear 3X Shares issues and redeems Shares in

16

Creation Units for cash.  Shares are issued and redeemed in Creation Unit aggregations only.  The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Total Market Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares.  It also assumes that your investment has a 5% return each year and that the Total Market Funds operating expenses remain the same through each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Total Market Bull 3X Shares

1 Year	3 Years
$97	$313

Total Market Bear 3X Shares

1 Year	3 Years
$97	$318

Risks. The principal risks of investing in the Total Market Funds are Tracking Error Risk, Aggressive Investment Techniques Risk, Leverage Risk, Counterparty Risk, Non-Diversification Risk, Interest Rate Risk, Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk, Equity Securities Risk, Market Risk, Credit Risk and Lower-Quality Debt Securities Risk, Correlation Risk (Total Market Bull 3X Shares only) and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the Total Market Bear 3X Shares are Shorting Risk and Inverse Correlation Risk. For more information on the risks of the Total Market Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Large Cap Bull 3X Shares

Large Cap Bear 3X Shares

Investment Objective.  The Large Cap Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Russell 1000® Index (“Large Cap Index”).  The Large Cap Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Large Cap Index.  (Collectively, the Large Cap Bull 3X Shares and the Large Cap Bear 3X Shares are referred to as the “Large Cap Funds.”)

Principal Investment Strategy.  The Large Cap Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Large Cap Index.  The Fund will also invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Large Cap Index.  The Large Cap Bear 3X Shares does not invest in equity securities.  Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Large Cap  Index, and the remainder in Money Market Instruments.  On a day-to-day basis, the Large Cap Bull 3X Shares also holds Money Market Instruments.

Target Index.    The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market and has an average market capitalization of $14.3 billion dollars and a median market capitalization of $5 billion dollars as of April 30, 2008.

Performance.  The Large Cap Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Large Cap Funds.  Annual fund operating expenses are estimates.  Investors purchasing Shares in the secondary market will not directly pay the transaction fees paid by Authorized Participants,(1) but may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Operating Expenses(2) (as a percentage of daily assets):

Large Cap Bull 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4) (5)	0.25%
Total Annual Operating Expenses	1.00%
Expense Waiver/Reimbursement	0.05%
Net Annual Operating Expenses(7)	0.95%

Large Cap Bear 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4) (5)	0.27%
Total Annual Operating Expenses	1.02%
Expense Waiver/Reimbursement	0.07%
Net Annual Operating Expenses(7)	0.95%

11)  For the Large Cap Bull 3X Shares, a fixed transaction fee of $2,500 will be charged when you create or redeem Creation Units regardless of the number of Shares redeemed on the date of the transaction.  For the Large Cap Funds, a variable transaction fee of up to 0.15% of the value of each Creation Unit will be charged to  offset costs associated with processing the order.  An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.15% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in

17

   circumstances in which cash is substituted for certain securities.  Such transactions are allowed at the sole discretion of a Fund.

(2)

Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Large Cap Funds for Other Expenses through March 1, 2009, for the Large Cap Bull 3X Shares and the Large Cap Bear 3X Shares to the extent that each Large Cap Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by each Large Cap Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(3)

The Large Cap  Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%.  No Rule 12b-1 fee is currently being charged to the Large Cap Funds.

(4)

Other Expenses include organizational costs, fees paid for legal services and audit fees, printing costs, registration fees, administration, custodial, transfer agency, fund accounting and other customary fund expenses.

(5)

The Large Cap Bear 3X Shares may take short positions in securities.  Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Large Cap Funds with the cost of investing in other funds.  Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary.  The Large Cap 3X Shares issues and redeems Shares in Creation Units for cash and also on an in-kind basis.  The Large Cap Bear 3X Shares issues and redeems Shares in Creation Units for cash.  Shares are issued and redeemed in Creation Unit aggregations only.  The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Large Cap Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares.  It also assumes that your investment has a 5% return each year and that the Large Cap  Funds’ operating expenses remain the same through each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Large Cap Bull 3X Shares

1 Year	3 Years
$97	$313

Large Cap Bear 3X Shares

1 Year	3 Years
$97	$318

Risks. The principal risks of investing in the Large Cap Funds are Tracking Error Risk, Aggressive Investment Techniques Risk, Leverage Risk, Counterparty Risk, Non-Diversification Risk, Interest Rate Risk, Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk, Equity Securities Risk, Market Risk, Credit Risk and Lower-Quality Debt Securities Risk, Correlation Risk (Large Cap Bull 3X Shares only) and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the Large Cap Bear 3X Shares are Shorting Risk and Inverse Correlation Risk. For more information on the risks of the Large CapFunds, including a description of each risk, please refer to the “Principal Risks” section above.

Mid Cap Bull 3X Shares

Mid Cap Bear 3X Shares

 Investment Objective.  The Mid Cap Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Russell MidCap® Index (the “Mid Cap Index”).  The Mid Cap Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Mid Cap Index.  (Collectively, the Mid Cap Bull 3X Shares and the Mid Cap Bear 3X Shares are referred to as the “Mid Cap Funds.”)

Principal Investment Strategy.  The Mid Cap Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Mid Cap Index.  The Fund will also invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Mid Cap Index.  The Mid Cap Bear 3X Shares does not invest in equity securities.  Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Mid Cap Index, and the remainder in Money Market Instruments.  On a day-to-day basis, the Mid Cap Bull 3X Shares also holds Money Market Instruments.

Target Index.    The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000 companies and has an average market capitalization of $5.5 billion dollars and a median market capitalization of $3.8 billion dollars as of April 30, 2008.

Performance.  The Mid Cap Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Mid Cap Funds.  Annual fund operating expenses are estimates.  Investors purchasing

18

Shares in the secondary market will not directly pay the transaction fees paid by Authorized Participants,(1) but may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Operating Expenses(2) (as a percentage of daily assets):

Mid Cap Bull 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4) (5)	0.27%
Total Annual Operating Expenses	1.02%
Expense Waiver/Reimbursement	0.07%
Net Annual Operating Expenses	0.95%

Mid Cap Bear 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4) (5)	0.30%
Total Annual Operating Expenses	1.05%
Expense Waiver/Reimbursement	0.10%
Net Annual Operating Expenses	0.95%

 12)

For the Mid Cap Bull 3X Shares, a fixed transaction fee of $2,500 will be charged when you create or redeem Creation Units regardless of the number of Shares redeemed on the date of the transaction.  For the Mid Cap Funds, a variable transaction fee of up to 0.15% of the value of each Creation Unit will be charged to offset costs associated with processing the order.  An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.15% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities.  Such transactions are allowed at the sole discretion of a Fund.

(2)

Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Mid Cap Funds for Other Expenses through March 1, 2009, for the Mid Cap Bull 3X Shares and the Mid Cap Bear 3X Shares to the extent that each Mid Cap Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by each Mid Cap Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(3)

The Mid Cap Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%.  No Rule 12b-1 fee is currently being charged to the Mid Cap Funds.

(4)

Other Expenses include organizational costs, fees paid for legal services and audit fees, printing costs, registration fees, administration, custodial, transfer agency, fund accounting and other customary fund expenses.

(5)

The Mid Cap Bear 3X Shares may take short positions in securities.  Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Mid Cap Funds with the cost of investing in other funds.  Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary.  The Mid Cap Bull 3X Shares issues and redeems Shares in Creation Units for cash and also on an in-kind basis.  The Mid Cap Bear 3X Shares issues and redeems Shares in Creation Units for cash.  Shares are issued and redeemed in Creation Unit aggregations only.  The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Mid Cap Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares.  It also assumes that your investment has a 5% return each year and that the Mid Cap Funds’ operating expenses remain the same through each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Mid Cap Bull 3X Shares

1 Year	3 Years
$97	$318

Mid Cap Bear 3X Shares

1 Year	3 Years
$97	$324

Risks. The principal risks of investing in the Mid Cap Funds are Tracking Error Risk, Aggressive Investment Techniques Risk, Leverage Risk, Counterparty Risk, Non-Diversification Risk, Interest Rate Risk, Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk, Equity Securities Risk, Market Risk, Credit Risk and Lower-Quality Debt Securities Risk, Correlation Risk (Mid Cap Bull 3X Shares only), Risk of Investing in Small and Mid Capitalization Companies and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the Mid Cap Bear 3X Shares are Shorting Risk and inverse Correlation Risk. For more information on the risks of the Mid Cap Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Small Cap Bull 3X Shares

Small Cap Bear 3X Shares

Investment Objective.  The Small Cap Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Russell 2000® Index (“Small Cap Index”).  The Small Cap Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Small Cap Index.  (Collectively, the Small Cap Bull 3X Shares and the Small Cap Bear 3X Shares are referred to as the “Small Cap Funds.”)

19

Principal Investment Strategy.  The Small Cap Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Small Cap Index.  The Fund will also invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Small Cap Index.  The Small Cap Bear 3X Shares does not invest in equity securities.  Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Small Cap Index, and the remainder in Money Market Instruments.  On a day-to-day basis, the Small Cap Bull 3X Shares also holds Money Market Instruments.

Target Index.   The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe and is comprised of the smallest 2000 companies in the Russell 3000® Index, representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.  The companies included in the index have an average market capitalization of more than $700 million dollars and a median market capitalization of $500 million dollars as of April 30, 2008.

The companies included in the index have an average market capitalization of more than $700 million dollars and a median market capitalization of $500 million dollars as of April 30, 2008.

Performance.  The Small Cap Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.   These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Small Cap Funds.  Annual fund operating expenses are estimates.  Investors purchasing Shares in the secondary market will not directly pay the transaction fees paid by Authorized Participants,(1) but may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Operating Expenses(2) (as a percentage of daily assets):

Small Cap Bull 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4) (5)	0.26%
Total Annual Operating Expenses	1.01%
Expense Waiver/Reimbursement	0.06%
Net Annual Operating Expenses	0.95%

Small Cap Bear 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4)(5)	0.27%
Total Annual Operating Expenses	1.02%
Expense Waiver/Reimbursement	0.07%
Net Annual Operating Expenses	0.95%

 (1)

For the Small Cap Bull 3X Shares, a fixed transaction fee of $3,500 will be charged when you create or redeem Creation Units regardless of the number of Shares redeemed on the date of the transaction.  For the Small Cap Funds, a variable transaction fee of up to 0.15% of the value of each Creation Unit will be charged to offset costs associated with processing the order.  An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.15% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities.  Such transactions are allowed at the sole discretion of a Fund.

(2)

Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Small Cap Funds for Other Expenses through March 1, 2009, for the Small Cap Bull 3X Shares and the Small Cap Bear 3X Shares to the extent that each Small Cap Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by each Small Cap Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(3)

The Small Cap Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%.  No Rule 12b-1 fee is currently being charged to the Small Cap Funds.

(4)

Other Expenses include organizational costs, fees paid for legal services and audit fees, printing costs, registration fees, administration, custodial, transfer agency, fund accounting and other customary fund expenses.

(5)

The Small Cap Bear 3X Shares may take short positions in securities.  Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Small Cap Funds with the cost of investing in other funds.  Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary.  The Small Cap Bull 3X Shares issues and redeems Shares in Creation Units for cash and also on an in-kind basis.  The Small Cap Bear 3X Shares issues and redeems Shares in Creation Units for cash.  Shares are issued and redeemed in Creation Unit aggregations only.  The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

20

The table assumes that you invest $10,000 in Creation Units of the Small Cap Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares.  It also assumes that your investment has a 5% return each year and that the Small Cap Funds’ operating expenses remain the same through each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Small Cap Bull 3X Shares

1 Year	3 Years
$97	$316

Small Cap Bear 3X Shares

1 Year	3 Years
$97	$318

Risks. The principal risks of investing in the Small Cap Funds are Tracking Error Risk, Aggressive Investment Techniques Risk, Leverage Risk, Counterparty Risk, Non-Diversification Risk, Interest Rate Risk, Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk, Equity Securities Risk, Market Risk, Credit Risk and Lower-Quality Debt Securities Risk, Small and Mid Capitalization Risk, Correlation Risk (Small Cap Bull 3X Shares only) and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the Small Cap Bear 3X Shares are Shorting Risk and Inverse Correlation Risk. For more information on the risks of the Small Cap Funds, including a description of each risk, please refer to the “Principal Risks” section above.

INTERNATIONAL FUNDS

Developed Markets Bull 3X Shares

Developed Markets Bear 3X Shares

Investment Objective.  The Developed Markets Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the MSCI EAFE® Index (the “Developed Market Index”).  The Developed Markets Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Developed Market Index.  (Collectively, the Developed Markets Bull 3X Shares and the Developed Markets Bear 3X Shares are referred to as the “Developed Markets Funds.”)

Principal Investment Strategy.  The Developed Markets Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Developed Market Index.  The Fund will also invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Developed Market Index.  The Developed Markets Bear 3X Shares does not invest in equity securities.  Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Developed Market Index, and the remainder in Money Market Instruments.  On a day-to-day basis, the Developed Markets Bull 3X Shares also holds Money Market Instruments.

Target Index. The MSCI EAFE® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.  As of September 30, 2007, the MSCI EAFE® Index consisted of the following 20 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Performance.  The Developed Markets Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.   These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Developed Markets Funds.  Annual fund operating expenses are estimates.  Investors purchasing Shares in the secondary market will not directly pay the transaction fees paid by Authorized Participants,(1) but may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Operating Expenses(2) (as a percentage of daily assets):

Developed Markets Bull 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4) (5)	0.21%
Total Annual Operating Expenses	0.96%
Expense Waiver/Reimbursement	0.01%
Net Annual Operating Expenses	0.95%

Developed Markets Bear 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4) (5)	0.21%
Total Annual Operating Expenses	0.96%
Expense Waiver/Reimbursement	0.01%
Net Annual Operating Expenses	0.95%

(1)

For the Developed Markets Bull 3X Shares, a fixed transaction fee of $1,000 will be charged when you create or redeem Creation Units regardless of the number of Shares redeemed on the date of the transaction.  For the Developed Markets Funds, a variable transaction

21

fee of up to 0.15% of the value of each Creation Unit will be charged to offset costs associated with processing the order.  An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.15% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities.  Such transactions are allowed at the sole discretion of a Fund.

(2)

Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Developed Markets Funds for Other Expenses through March 1, 2009, for the Developed Markets Bull 3X Shares and the Developed Markets Bear 3X Shares to the extent that each Developed Markets Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by each Developed Markets Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(3)

The Developed Markets Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%.  No Rule 12b-1 fee is currently being charged to the Developed Markets Funds.

(4)

Other Expenses include organizational costs, fees paid for legal services and audit fees, printing costs, registration fees, administration, custodial, transfer agency, fund accounting and other customary fund expenses.

(5)

The Developed Markets Bear 3X Shares may take short positions in securities.  Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Developed Markets Funds with the cost of investing in other funds.  Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary.  The Developed Markets Bull 3X Shares issues and redeems Shares in Creation Units for cash and also on an in-kind basis.  The Developed Markets Bear 3X Shares issues and redeems Shares in Creation Units for cash.  Shares are issued and redeemed in Creation Unit aggregations only.  The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Developed Markets Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares.  It also assumes that your investment has a 5% return each year and that the Developed Markets Funds’ operating expenses remain the same through each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Developed Markets Bull 3X Shares

1 Year	3 Years
$97	$305

Developed Markets Bear 3X Shares

1 Year	3 Years
$97	$305

Risks. The principal risks of investing in the Developed Markets Funds are Tracking Error Risk, Aggressive Investment Techniques Risk, Leverage Risk, Counterparty Risk, Non-Diversification Risk, Interest Rate Risk, Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk, Equity Securities Risk, Foreign Securities Risk, Currency Exchange Rate Risk, Market Risk, Credit Risk and Lower-Quality Debt Securities Risk, Valuation Time Risk, Correlation Risk (Developed Markets Bull 3X Shares only), Depositary Receipt Risk (Developed Markets Bull 3X Shares only) and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the Developed Markets Bear 3X Shares are Shorting Risk and Inverse Correlation Risk. For more information on the risks of the Developed Markets Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Emerging Markets Bull 3X Shares

Emerging Markets Bear 3X Shares

Investment Objective.  The Emerging Markets Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the MSCI Emerging Markets IndexSM (the “EM Index”).  The Emerging Markets Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the EM Index.  (Collectively, the Emerging Markets Bull 3X Shares and the Emerging Markets Bear 3X Shares are referred to as the “Emerging Funds.”)

The term “emerging market” refers to an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions.  Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

Principal Investment Strategy.  The Emerging Markets Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the EM Index, including Depositary Receipts.  The Fund will also invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the EM Index.  The Emerging Markets Bear 3X Shares does not invest in equity securities.  Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide

22

leveraged and unleveraged exposure to the EM Index, and the remainder in Money Market Instruments.  On a day-to-day basis, the Emerging Markets Bull 3X Shares also holds Money Market Instruments.

Target Index. The MSCI Emerging Markets IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of September 30, 2007, the MSCI Emerging Markets IndexSM consisted of the following 21 emerging market country indices: Argentina, Brazil, Chile, China, Czech Republic, Egypt, Hong Kong, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Peru, Philippines, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey.

Performance.  The Emerging Markets Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.   These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Emerging Funds.  Annual fund operating expenses are estimates.  Investors purchasing Shares in the secondary market will not directly pay the transaction fees paid by Authorized Participants,(1) but may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Operating Expenses(2) (as a percentage of daily assets):

Emerging Markets Bull 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4) (5)	0.19%
Total Annual Operating Expenses	0.94%

Emerging Markets Bear 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4) (5)	0.21%
Total Annual Operating Expenses	0.96%
Expense Waiver/Reimbursement	0.01%
Net Annual Operating Expenses	0.95%

   (1)

For the Emerging Markets Bull 3X Shares, a fixed transaction fee of $1,000 will be charged when you create or redeem Creation Units regardless of the number of Shares redeemed on the date of the transaction.  For the Emerging Markets Funds, a variable transaction fee of up to 0.15% of the value of each Creation Unit will be charged to offset costs associated with processing the order.  An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.15% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities.  Such transactions are allowed at the sole discretion of a Fund.

(2)

Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Emerging Funds for Other Expenses through March 1, 2009, for the Emerging Markets Bull 3X Shares and the Emerging Markets Bear 3X Shares to the extent that each Emerging Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by each Emerging Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(3)

The Emerging Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%.  No Rule 12b-1 fee is currently being charged to the Emerging Funds.

(4)

Other Expenses include organizational costs, fees paid for legal services and audit fees, printing costs, registration fees, administration, custodial, transfer agency, fund accounting and other customary fund expenses.

(5)

The Emerging Markets Bear 3X Shares may take short positions in securities.  Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Emerging Funds with the cost of investing in other funds.  Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary.  The Emerging Markets Bull 3X Shares issues and redeems Shares in Creation Units for cash and also on an in-kind basis.  The Emerging Markets Bear 3X Shares issues and redeems Shares in Creation Units for cash.  Shares are issued and redeemed in Creation Unit aggregations only.  The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Emerging Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares.  It also assumes that your investment has a 5% return each year and that the Emerging Funds’ operating expenses remain the same through each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Emerging Markets Bull 3X Shares

1 Year	3 Years
$96	$300

Emerging Markets Bear 3X Shares

1 Year	3 Years
$97	$305

Risks. The principal risks of investing in the Emerging Funds are Tracking Error Risk, Aggressive Investment Techniques Risk, Leverage Risk, Counterparty Risk, Non-Diversification Risk, Interest Rate Risk, Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk,

23

Equity Securities Risk, Foreign Securities Risk, Currency Exchange Rate Risk, Market Risk, Credit Risk and Lower-Quality Debt Securities Risk, Valuation Time Risk, Emerging Markets Risk, Correlation Risk (Emerging Markets Bull 3X Shares only), Depositary Receipt Risk (Emerging Markets Bull 3X Shares only) and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the Emerging Markets Bear 3X Shares are Shorting Risk and Inverse Correlation Risk. For more information on the risks of the Emerging Funds, including a description of each risk, please refer to the “Principal Risks” section above.

BRIC Bull 3X Shares
BRIC Bear 3X Shares

Investment Objective.  The BRIC Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the BNY BRIC Select ADR Index®.  The BRIC Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the BNY BRIC Select ADR Index®. (Collectively, the BRIC Bull 3X Shares and the BRIC Bear 3X Shares are referred to as the “BRIC Funds”).

Each of the four countries included in the BNY BRIC Select ADR Index® – Brazil, Russia, India and China - is considered an “emerging market.”  The term “emerging market” refers to an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions.  Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

Principal Investment Strategy.  The BRIC Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the BNY BRIC Select ADR Index®, including Depositary Receipts.  The Fund will also invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the BNY BRIC Select ADR Index®.  The BRIC Bear 3X Shares does not invest in equity securities.  Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the BNY BRIC Select ADR Index®, and the remainder in Money Market Instruments.  On a day-to-day basis, the BRIC Bull 3X Shares also holds Money Market Instruments.

Target Index.  The Bank of New York BRIC Select ADR IndexSM is a free float-adjusted capitalization-weighted index designed by the Bank of New York to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and which also have depositary receipts that trade on a U.S. exchange or on the NASDAQ.  Decisions regarding additions to and deletions form the Index are guided by conditions established by the bank of New York with the intention of creating and maintaining a benchmark for emerging market equity performance.  The index currently includes securities from issuers in the following countries, among others: Argentina, Brazil, China, India, Indonesia, Israel, Korea, Russia, Taiwan, South Africa and Taiwan.  As of April 30, 2008, the index had 50 components with an average market capitalization of over $35.8 billion dollars and a median market capitalization of $19.9 billion dollars.

Performance.   The BRIC Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.   These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the BRIC Funds.  Annual fund operating expenses are estimates.  Investors purchasing Shares in the secondary market will not directly pay the transaction fees paid by Authorized Participants,(1) but may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Operating Expenses(2) (as a percentage of daily assets):

BRIC Bull 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4) (5)	0.21%
Total Annual Operating Expenses	0.96%
Expense Waiver/Reimbursement	0.01%
Net Annual Operating Expenses	0.95%

BRIC Bear 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4) (5)	0.25%
Total Annual Operating Expenses	1.00%
Expense Waiver/Reimbursement	0.05%
Net Annual Operating Expenses	0.95%

 (1)

For the BRIC Bull 3X Shares, a fixed transaction fee of $500 will be charged when you create or redeem Creation Units regardless of the number of Shares redeemed on the date of the transaction.  For the BRIC Funds, a variable transaction fee of up to 0.15% of the value of each Creation Unit will be charged to offset costs associated with processing the order.  An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.15% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities.  Such transactions are allowed at the sole discretion of a Fund.

24

(2)

Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the BRIC Funds for Other Expenses through March 1, 2009, for the BRIC Bull 3X Shares and the BRIC Bear 3X Shares to the extent that each BRIC Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by each BRIC Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(3)

The BRIC Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%.  No Rule 12b-1 fee is currently being charged to the BRIC Funds.

(4)

Other Expenses include organizational costs, fees paid for legal services and audit fees, printing costs, registration fees, administration, custodial, transfer agency, fund accounting and other customary fund expenses.

(5)

The BRIC Bear 3X Shares may take short positions in securities.  Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the BRIC Funds with the cost of investing in other funds.  Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary.  The BRIC Bull 3X Shares issues and redeems Shares in Creation Units for cash and also on an in-kind basis.  The BRIC Bear 3X Shares issues and redeems Shares in Creation Units for cash.  Shares are issued and redeemed in Creation Unit aggregations only.  The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the BRIC Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares.  It also assumes that your investment has a 5% return each year and that the BRIC Funds’ operating expenses remain the same through each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

BRIC Bull 3X Shares

1 Year	3 Years
$97	$305

        BRIC Bear 3X Shares

1 Year	3 Years
$97	$313

Risks. The principal risks of investing in the BRIC Funds are Tracking Error Risk, Aggressive Investment Techniques Risk, Leverage Risk, Counterparty Risk, Non-Diversification Risk, Interest Rate Risk, Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk, Equity Securities Risk, Foreign Securities Risk, Currency Exchange Rate Risk, Emerging Markets Risk, Market Risk, Credit Risk and Lower-Quality Debt Securities Risk, Valuation Time Risk, Geographic Concentration Risk, Correlation Risk (BRIC Bull 3X Shares only), Depositary Receipt Risk (BRIC Bull 3X Shares only) and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the BRIC Bear 3X Shares are Shorting Risk and Inverse Correlation Risk. For more information on the risks of the BRIC Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Also, it is important to understand the risks in each of the four countries comprising the BRIC Index.

Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of the currency of Brazil.  These factors have led to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices.

China is a totalitarian country and the central government has historically exercised substantial control over virtually every sector of the Chinese economy.  Government power raises the risk of nationalization, expropriation, or confiscation of property. The legal system is still developing and the ability to obtain or enforce judgments is uncertain.  China’s relationship with Taiwan is poor and the possibility of military action exists.  China differs, often unfavorably, from more developed countries in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others.

India has substantial governmental involvement in the economy, higher rates of inflation and greater political, economic and social uncertainty.  Furthermore, future actions of the Indian Government or religious and ethnic unrest could have a significant impact on the economy.  Finally, the relationship between Pakistan and India remains delicate and a cause for concern.

Russia is undergoing dramatic economic, political and social changes and investments in Russian securities may be affected unfavorably by political developments, social instability, changes in government policies, and other political and economic developments.  The absence of developed legal structures governing private or foreign investments and private property makes expropriation of property or loss of property through fraud or negligence possible. The Russia central government retains considerable control, directly and indirectly, over the private sector and government action may negatively

25

impact the Fund’s investment portfolio through a range of possible actions. Russia remains a commodity-based economy, and declines in the prices of commodities will cause declines in the value of Russian securities.

China Bull 3X Shares

China Bear 3X Shares

Investment Objective.  The China Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the BNY China Select ADR Index (the “China Index’). The China Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the  China  Index. (Collectively, the China Bull 3X Shares and China Bear 3X Shares are referred to as the “China Funds”).

China is considered an “emerging market.”  The term “emerging market” refers to an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions.  Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

Principal Investment Strategy.  The China Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the China  Index, including Depositary Receipts.  The Fund will also invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the China  Index.  The China Bear 3X Shares does not invest in equity securities.  Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the China  Index, and the remainder in Money Market Instruments.  On a day-to-day basis, the China Bull 3X Shares also holds Money Market Instruments.

Target Index.    The BNY China Select ADR Index is a free float-adjusted capitalization-weighted index designed by the Bank of New York to track the performance of a basket of companies who have their primary equity listing on a stock exchange in China and which also have depositary receipts that trade on a U.S. exchange or on the NASDAQ.  Decisions regarding additions to and deletions form the Index are guided by conditions established by the bank of New York with the intention of creating and maintaining a benchmark for emerging market equity performance.  As of April 30, 2008, the index  comprised of ADRs of 40 companies with an average market capitalization of over $14.3 billion dollars and a median market capitalization of $2.4 billion dollars.

Performance.  The China Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.   These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the China Funds.  Annual fund operating expenses are estimates.  Investors purchasing Shares in the secondary market will not directly pay the transaction fees paid by Authorized Participants,(1) but may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Operating Expenses(2) (as a percentage of daily assets):

China Bull 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4) (5)(	0.19%
Total Annual Operating Expenses	0.94%

China Bear 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(63	0.00%
Other Expenses(4) (5)	0.21%
Total Annual Operating Expenses	0.96%
Expense Waiver/Reimbursement	0.01%
Net Annual Operating Expenses	0.95%

(1)

For the China Bull 3X Shares, a fixed transaction fee of $500 will be charged when you create or redeem Creation Units regardless of the number of Shares redeemed on the date of the transaction.  For the China Funds, a variable transaction fee of up to 0.15% of the value of each Creation Unit will be charged to offset costs associated with processing the order.  An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.15% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities.  Such transactions are allowed at the sole discretion of a Fund.

(2)

Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the China Funds for Other Expenses through March 1, 2009, for the China Bull 3X Shares and the China Bear 3X Shares to the extent that each China Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by each China Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(3)

The China Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%.  No Rule 12b-1 fee is currently being charged to the China Funds.

(4)

Other Expenses include organizational costs, fees paid for legal services and audit fees, printing costs, registration fees, administration, custodial, transfer agency, fund accounting and other customary fund expenses.  transfer agency, fund accounting and other customary fund expenses.

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(5)

The China Bear 3X Shares may take short positions in securities.  Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the China Funds with the cost of investing in other funds.  Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary.  The China Bull 3X Shares issues and redeems Shares in Creation Units for cash and also on an in-kind basis.  The China Bear 3X Shares issues and redeems Shares in Creation Units for cash.  Shares are issued and redeemed in Creation Unit aggregations only.  The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the China Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares.  It also assumes that your investment has a 5% return each year and that the China Funds’ operating expenses remain the same through each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

China Bull 3X Shares

1 Year	3 Years
$96	$300

China Bear 3X Shares

1 Year	3 Years
$97	$305

Risks. The principal risks of investing in the China Funds are Tracking Error Risk, Aggressive Investment Techniques Risk, Leverage Risk, Counterparty Risk, Non-Diversification Risk, Interest Rate Risk, Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk, Equity Securities Risk, Foreign Securities Risk, Currency Exchange Rate Risk, Emerging Markets Risk, Market Risk, Credit Risk and Lower-Quality Debt Securities Risk, Valuation Time Risk, Geographic Concentration Risk, Correlation Risk (China Bull 3X Shares only), Depositary Receipt Risk (China Bull 3X Shares only) and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the China Bear 3X Shares are Shorting Risk and Inverse Correlation Risk. For more information on the China Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Also, it is important to note that China is a totalitarian country and the central government has historically exercised substantial control over virtually every sector of the Chinese economy.  Government power raises the risk of nationalization, expropriation, or confiscation of property. The legal system is still developing and the ability to obtain or enforce judgments is uncertain.  China’s relationship with Taiwan is poor and the possibility of military action exists.  China differs, often unfavorably, from more developed countries in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others.

India Bull 3X Shares

India Bear 3X Shares

Investment Objective.  The India Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Indus India Index (“India Index”). The India Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the India Index. (Collectively, the India Bull 3X Shares and India Bear 3X Shares are referred to as the “India Funds”).

India is considered an “emerging market.”  The term “emerging market” refers to an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions.  Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

Principal Investment Strategy.  The India Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the India Index, including Depositary Receipts.  The Fund will also invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the India Index.  The India Bear 3X Shares does not invest in equity securities.  Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the India Index, and the remainder in Money Market Instruments.  On a day-to-day basis, the India Bull 3X Shares also holds Money Market Instruments.

Target Index. The Indus India Index, which is designed to replicate the Indian equity markets as a whole, through a group of 50 Indian stocks selected from a universe of the largest companies listed on two major Indian exchanges. The India Index has 50 constituents, spread among the following sectors: Information Technology, Health Services, Financial Services, Heavy Industry, Consumer Products and Other. The India Index is supervised by an

27

index committee, comprised of representatives of the Index Provider and members of academia specializing in emerging markets.

Performance.  The India Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.   These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the India Funds.  Annual fund operating expenses are estimates.  Investors purchasing Shares in the secondary market will not directly pay the transaction fees paid by Authorized Participants,(1) but may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Operating Expenses(2) (as a percentage of daily assets):

India Bull 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4) (5)	0.21%
Total Annual Operating Expenses	0.96%
Expense Waiver/Reimbursement	0.01%
Net Annual Operating Expenses	0.95%

India Bear 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4) (5)	0.25%
Total Annual Operating Expenses	1.00%
Expense Waiver/Reimbursement	0.05%
Net Annual Operating Expenses	0.95%

(1)

For the India Bull 3X Shares, a fixed transaction fee of $2,500 will be charged when you create or redeem Creation Units regardless of the number of Shares redeemed on the date of the transaction.  For the India Funds, a variable transaction fee of up to 0.15% of the value of each Creation Unit will be charged to offset costs associated with processing the order.  An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.15% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities.  Such transactions are allowed at the sole discretion of a Fund.

(2)

Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the India Funds for Other Expenses through March 1, 2009, for the India Bull 3X Shares and the India Bear 3X Shares to the extent that each India Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by each India Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(3)

The India Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%.  No Rule 12b-1 fee is currently being charged to the India Funds.

(4)

Other Expenses include organizational costs, fees paid for legal services and audit fees, printing costs, registration fees, administration, custodial, transfer agency, fund accounting and other customary fund expenses.  .

(5)

The India Bear 3X Shares may take short positions in securities.  Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the India Funds with the cost of investing in other funds.  Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary.  The India Bull 3X Shares issues and redeems Shares in Creation Units for cash and also on an in-kind basis.  The India Bear 3X Shares issues and redeems Shares in Creation Units for cash.  Shares are issued and redeemed in Creation Unit aggregations only.  The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the India Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares.  It also assumes that your investment has a 5% return each year and that the India Funds’ operating expenses remain the same through each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

India Bull 3X Shares

1 Year	3 Years
$97	$305

India Bear 3X Shares

1 Year	3 Years
$97	$313

Risks. The principal risks of investing in the India Funds are Tracking Error Risk, Aggressive Investment Techniques Risk, Leverage Risk, Counterparty Risk, Non-Diversification Risk, Interest Rate Risk, Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk, Equity Securities Risk, Foreign Securities Risk, Currency Exchange Rate Risk, Emerging Markets Risk, Market Risk, Credit Risk and Lower-Quality Debt Securities Risk, Valuation Time Risk, Geographic Concentration Risk, Correlation Risk (India Bull 3X Shares only), Depositary Receipt Risk (India Bull 3X Shares only) and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the India Bear 3X Shares are Shorting Risk and Inverse Correlation Risk. For more information on the India Funds, including a description of each risk, please refer to the “Principal Risks” section above.

28

Also, in is important to note that India has substantial governmental involvement in the economy, higher rates of inflation and greater political, economic and social uncertainty.  Furthermore, future actions of the Indian Government or religious and ethnic unrest could have a significant impact on the economy. Finally, the relationship between Pakistan and India remains delicate and a cause for concern.

Latin America Bull 3X Shares

Latin America Bear 3X Shares

Investment Objective.  The Latin America Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the S&P Latin America 40 Index (“Latin America Index”). The Latin America Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Latin America Index. (Collectively, the Latin America Bull 3X Shares and Latin America Bear 3X Shares are referred to as the “Latin America Funds”).

Latin America is considered an “emerging market.”  The term “emerging market” refers to an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions.  Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

Principal Investment Strategy.  The Latin America Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Latin America Index, including Depositary Receipts.  The Fund will also invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Latin America Index.  The Latin America Bear 3X Shares does not invest in equity securities.  Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Latin America Index, and the remainder in Money Market Instruments.  On a day-to-day basis, the Latin America Bull 3X Shares also holds Money Market Instruments.

Target Index.

The S&P Latin America 40 Index is an equity index drawn from four major Latin American markets: Argentina, Brazil, Chile and Mexico. The index constituents are leading, large liquid companies from the Latin American markets with a total market capitalization of $505 billion and a median market capitalization of $5 billion, each as of December 31, 2007. Brazil, Mexico, Chile and Argentina provide 18, 10, 10 and 2 companies, respectively. The Brazilian companies provide 63% of the market capitalization of the index, with Mexican, Chilean and Argentinean companies accounting for 27%, 7% and 3%, respectively.

Performance.  The Latin America Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.   These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Latin America Funds.  Annual fund operating expenses are estimates.  Investors purchasing Shares in the secondary market will not directly pay the transaction fees paid by Authorized Participants,(1) but may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Operating Expenses(2) (as a percentage of daily assets):

Latin America Bull 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4) (5)	0.19%
Total Annual Operating Expenses	0.94%

Latin America Bear 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4) (5)	0.21%
Total Annual Operating Expenses	0.96%
Expense Waiver/Reimbursement	0.01%
Net Annual Operating Expenses	0.95%

(1)

For the Latin America Bull 3X Shares, a fixed transaction fee of $500 will be charged when you create or redeem Creation Units regardless of the number of Shares redeemed on the date of the transaction.  For the Latin America Funds, a variable transaction fee of up to 0.15% of the value of each Creation Unit will be charged to offset costs associated with processing the order.  An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.15% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities.  Such transactions are allowed at the sole discretion of a Fund.

(2)

Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Latin America Funds for Other Expenses through March 1, 2009, for the Latin America Bull 3X Shares and the Latin America Bear 3X Shares to the extent that each Latin America Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by each Latin America Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(3)

The Latin America Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up

29

to 0.25%.  No Rule 12b-1 fee is currently being charged to the Latin America Funds.

(4)

Other Expenses include organizational costs, fees paid for legal services and audit fees, printing costs, registration fees, administration, custodial, transfer agency, fund accounting and other customary fund expenses.

(5)

The Latin America Bear 3X Shares may take short positions in securities.  Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Latin America Funds with the cost of investing in other funds.  Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary.  The Latin America Bull 3X Shares issues and redeems Shares in Creation Units for cash and also on an in-kind basis.  The Latin America Bear 3X Shares issues and redeems Shares in Creation Units for cash.  Shares are issued and redeemed in Creation Unit aggregations only.  The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Latin America Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares.  It also assumes that your investment has a 5% return each year and that the Latin America Funds’ operating expenses remain the same through each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Latin America Bull 3X Shares

1 Year	3 Years
$96	$300

Latin America Bear 3X Shares

1 Year	3 Years
$97	$305

Risks. The principal risks of investing in the Latin America Funds are Tracking Error Risk, Aggressive Investment Techniques Risk, Leverage Risk, Counterparty Risk, Non-Diversification Risk, Interest Rate Risk, Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk, Equity Securities Risk, Foreign Securities Risk, Currency Exchange Rate Risk, Emerging Markets Risk, Market Risk, Credit Risk and Lower-Quality Debt Securities Risk, Valuation Time Risk, Geographic Concentration Risk, Correlation Risk (Latin America Bull 3X Shares only), Depositary Receipt Risk (Latin America Bull 3X Shares only), and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the Latin America Bear 3X Shares are Shorting Risk and Inverse Correlation Risk. For more information on the Latin America Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Also, it is important to note that Latin America has generally been characterized by substantial economic instability resulting from, among other things, political unrest, high interest and inflation rates, currency devaluations and government deficits.  The economies of Latin America are heavily dependent on the health of the U.S. economy and, because commodities such as oil and gas, minerals, and metals, represent a significant percentage of the region’s exports, the economies of Latin American countries are sensitive to fluctuations in commodity prices.  The economies of the countries in the region may be impacted by the policies or economic problems of other Latin American countries.  As a result of these factors, an investment in the Latin America Funds may experience significant volatility.

SPECIALTY FUNDS

Clean Energy Bull 3X Shares

Clean Energy Bear 3X Shares

Investment Objective.  The Clean Energy Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the S&P Global Clean Energy IndexTM (“Clean Energy Index”). The Clean Energy Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Clean Energy Index. (Collectively, the Clean Energy Bull 3X Shares and Clean Energy Bear 3X Shares are referred to as the “Clean Energy Funds”).

Principal Investment Strategy.  The Clean Energy Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Clean Energy Index.  The Fund will also invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Clean Energy Index.  The Clean Energy Bear 3X Shares does not invest in equity securities.  Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Clean Energy Index, and the remainder in Money Market Instruments.  On a day-to-day basis, the Clean Energy Bull 3X Shares also holds Money Market Instruments.

Target Index.  The S&P Global Clean Energy IndexTM is designed to provide liquid and tradable exposure to 30 companies from around the world that are involved in clean energy related businesses.  The index is comprised of a diversified mix of clean energy production, clean energy technology and equipment provider companies.

30

Performance.  The Clean Energy Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.   These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Clean Energy Funds.  Annual fund operating expenses are estimates.  Investors purchasing Shares in the secondary market will not directly pay the transaction fees paid by Authorized Participants,(1) but may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Operating Expenses(2) (as a percentage of daily assets):

Clean Energy Bull 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4) (5)	0.25%
Total Annual Operating Expenses	1.00%
Expense Waiver/Reimbursement	0.05%
Net Annual Operating Expenses	0.95%

Clean Energy Bear 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4) (5)	0.27%
Total Annual Operating Expenses	1.02%
Expense Waiver/Reimbursement	0.07%
Net Annual Operating Expenses	0.95%

(1)

For the Clean Energy Bull 3X Shares, a fixed transaction fee of $500 will be charged when you create or redeem Creation Units regardless of the number of Shares redeemed on the date of the transaction.  For the Clean Energy Funds, a variable transaction fee of up to 0.15% of the value of each Creation Unit will be charged to offset costs associated with processing the order.  An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.15% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities.  Such transactions are allowed at the sole discretion of a Fund.

(2)

Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Clean Energy Funds for Other Expenses through March 1, 2009, for the Clean Energy Bull 3X Shares and the Clean Energy Bear 3X Shares to the extent that each Clean Energy Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by each Clean Energy Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(3)

The

Clean Energy Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%.  No Rule 12b-1 fee is currently being charged to the Clean Energy Funds.

(4)

Other Expenses include organizational costs, fees paid for legal services and audit fees, printing costs, registration fees, administration, custodial, transfer agency, fund accounting and other customary fund expenses.

(5)

The Clean Energy Bear 3X Shares may take short positions in securities.  Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Clean Energy Funds with the cost of investing in other funds.  Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary.  The Clean Energy Bull 3X Shares issues and redeems Shares in Creation Units for cash and also on an in-kind basis.  The Clean Energy Bear 3X Shares issues and redeems Shares in Creation Units for cash.  Shares are issued and redeemed in Creation Unit aggregations only.  The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Clean Energy Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares.  It also assumes that your investment has a 5% return each year and that the Clean Energy Funds’ operating expenses remain the same through each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Clean Energy Bull 3X Shares

1 Year	3 Years
$97	$313

Clean Energy Bear 3X Shares

1 Year	3 Years
$97	$318

Risks. The principal risks of investing in the Clean Energy Funds are Tracking Error Risk, Aggressive Investment Techniques Risk, Leverage Risk, Counterparty Risk, Non-Diversification Risk, Interest Rate Risk, Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk, Market Risk, Credit Risk and Lower-Quality Debt Securities Risk, Concentration Risk, Equity Securities Risk, Energy Securities Risk, Correlation Risk (Clean Energy Bull 3X Shares only) and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the Clean Energy Bear 3X Shares are Shorting Risk and Inverse Correlation Risk. For more information on the Clean Energy Funds, including a description of each risk, please refer to the “Principal Risks” section above.

31

Energy Bull 3X Shares

Energy Bear 3X Shares

Investment Objective.  The Energy Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Russell 1000® Energy Index (“Energy Index”). The Energy Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Energy Index. (Collectively, the Energy Bull 3X Shares and Energy Bear 3X Shares are referred to as the “Energy Funds”).

Principal Investment Strategy.  The Energy Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Energy Index.  The Fund will also invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Energy Index.  The Energy Bear 3X Shares does not invest in equity securities.  Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Energy Index, and the remainder in Money Market Instruments.  On a day-to-day basis, the Energy Bull 3X Shares also holds Money Market Instruments.

Target Index. The Russell 1000® Energy Index is a capitalization-weighted index of companies engaged in energy-related businesses, such as oil companies involved in the exploration, production, servicing, drilling and refining processes, and companies primarily involved in the production and mining of coal and other fuels used in the generation of consumable energy.  Also included are gas distribution, gas pipeline and related companies.  These companies span a broad range of industries including: domestic, international and crude oil producers, offshore drilling, oil well equipment and service, machinery and energy equipment, coal, utilities, gas pipelines and miscellaneous energy services.

Performance.  The Energy Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.   These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Energy Funds.  Annual fund operating expenses are estimates.  Investors purchasing Shares in the secondary market will not directly pay the transaction fees paid by Authorized Participants,(1) but may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Operating Expenses(2) (as a percentage of daily assets):

Energy Bull 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4) (5)	0.19%
Total Annual Operating Expenses	0.94%

Energy Bear 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4) (5)	0.21%
Total Annual Operating Expenses	0.96%
Expense Waiver/Reimbursement	0.01%
Net Annual Operating Expenses	0.95%

(1)

For the Energy Bull 3X Shares, a fixed transaction fee of $500 will be charged when you create or redeem Creation Units regardless of the number of Shares redeemed on the date of the transaction.  For the Energy Funds, a variable transaction fee of up to 0.15% of the value of each Creation Unit will be charged to offset costs associated with processing the order.  An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.15% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities.  Such transactions are allowed at the sole discretion of a Fund.

(2)

Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Energy Funds for Other Expenses through March 1, 2009, for the Energy Bull 3X Shares and the Energy Bear 3X Shares to the extent that each Energy Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by each Energy Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(3)

The

Energy Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%.  No Rule 12b-1 fee is currently being charged to the Energy Funds.

(4)

Other Expenses include organizational costs, fees paid for legal services and audit fees, printing costs, registration fees, administration, custodial, transfer agency, fund accounting and other customary fund expenses.

(5)

The Energy Bear 3X Shares may take short positions in securities.  Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Energy Funds with the cost of investing in other funds.  Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary.  The Energy Bull 3X Shares issues and redeems Shares in Creation Units for cash and also on an in-kind basis.  The Energy Bear 3X Shares issues and redeems Shares in Creation Units for cash.  Shares are issued and redeemed in Creation Unit aggregations only.  The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Energy Funds for the periods shown and then redeem all of your Shares at the end of the periods, but

32

does not include transaction fees on purchases and redemptions of Shares.  It also assumes that your investment has a 5% return each year and that the Energy Funds’ operating expenses remain the same through each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Energy Bull 3X Shares

1 Year	3 Years
$96	$300

Energy Bear 3X Shares

1 Year	3 Years
$97	$305

Risks. The principal risks of investing in the Energy Funds are Tracking Error Risk, Aggressive Investment Techniques Risk, Leverage Risk, Counterparty Risk, Non-Diversification Risk, Interest Rate Risk, Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk, Market Risk, Credit Risk and Lower-Quality Debt Securities Risk, Concentration Risk, Equity Securities Risk, Energy Securities Risk, Correlation Risk (Energy Bull 3X Shares only) and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the Energy Bear 3X Shares are Shorting Risk and Inverse Correlation Risk. For more information on the Energy Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Financial Bull 3X Shares

Financial Bear 3X Shares

Investment Objective.  The Financial Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Russell 1000® Financial Services Index (“Financial Index”). The Financial Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Financial Index. (Collectively, the Financial Bull 3X Shares and Financial Bear 3X Shares are referred to as the “Financial Funds”).

Principal Investment Strategy.  The Financial Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Financial Index.  The Fund will also invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Financial Index.  The Financial Bear 3X Shares does not invest in equity securities.  Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Financial Index, and the remainder in Money Market Instruments.  On a day-to-day basis, the Financial Bull 3X Shares also holds Money Market Instruments.

Target Index. The Russell 1000® Financial Services Index is a capitalization-weighted index of companies that provide financial services.  As of April 30, 2008, the index had 227 components, derived from the Russell 1000 Index with an average market capitalization of over $11 billion dollars and a median market capitalization of $4.4 billion dollars.

Performance.  The Financial Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.   These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Financial Funds.  Annual fund operating expenses are estimates.  Investors purchasing Shares in the secondary market will not directly pay the transaction fees paid by Authorized Participants,(1) but may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Operating Expenses(2) (as a percentage of daily assets):

Financial Bull 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4) (5)	0.19%
Total Annual Operating Expenses	0.94%

Financial Bear 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4) (5)	0.19%
Total Annual Operating Expenses	0.94%

(1)

For the Financial Bull 3X Shares, a fixed transaction fee of $1,250 will be charged when you create or redeem Creation Units regardless of the number of Shares redeemed on the date of the transaction.  For the Financial Funds, a variable transaction fee of up to 0.15% of the value of each Creation Unit will be charged to offset costs associated with processing the order.  An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.15% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities.  Such transactions are allowed at the sole discretion of a Fund.

(23

Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Financial Funds for Other Expenses through March 1, 2009, for the Financial Bull 3X Shares and the Financial Bear 3X Shares to the extent that each Financial Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by each Financial Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

33

(3)

The

Financial Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%.  No Rule 12b-1 fee is currently being charged to the Financial Funds.

(4)

Other Expenses include organizational costs, fees paid for legal services and audit fees, printing costs, registration fees, administration, custodial, transfer agency, fund accounting and other customary fund expenses.

(5)

The Financial Bear 3X Shares may take short positions in securities.  Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Financial Funds with the cost of investing in other funds.  Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary.  The Financial Bull 3X Shares issues and redeems Shares in Creation Units for cash and also on an in-kind basis.  The Financial Bear 3X Shares issues and redeems Shares in Creation Units for cash.  Shares are issued and redeemed in Creation Unit aggregations only.  The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Financial Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares.  It also assumes that your investment has a 5% return each year and that the Financial Funds’ operating expenses remain the same through each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Financial Bull 3X Shares

1 Year	3 Years
$96	$300

Financial Bear 3X Shares

1 Year	3 Years
$96	$300

Risks. The principal risks of investing in the Financial Funds are Tracking Error Risk, Aggressive Investment Techniques Risk, Leverage Risk, Counterparty Risk, Non-Diversification Risk, Interest Rate Risk, Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk, Market Risk, Credit Risk and Lower-Quality Debt Securities Risk, Concentration Risk, Equity Securities Risk, Financial Services Companies Risk, Correlation Risk (Financial Bull 3X Shares only) and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the Financial Bear 3X Shares are Shorting Risk and Inverse Correlation Risk. For more information on the Financial Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Technology Bull 3X Shares

Technology  Bear 3X Shares

Investment Objective.  The Technology Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the  Russell 1000® Technology Index (the “Technology Index”).  The Technology Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Technology Index.  (Collectively, Technology Bull 3X Shares and the Technology Bear 3X Shares are referred to as the “Technology Funds.”)

Principal Investment Strategy.  The Technology Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Technology Index.  The Fund will also invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Technology Index.  The Technology Bear 3X Shares does not invest in equity securities.  Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Technology Index, and the remainder in Money Market Instruments.  On a day-to-day basis, the Technology Bull 3X Shares also holds Money Market Instruments.

Target Index.   The Russell 1000® Technology is a capitalization-weighted index of companies that serve the electronics and computer industries or that manufacture products based on the latest applied science.  The index currently has 105 components, derived from the Russell 1000, with an average market cap of over $19 billion dollars and a median market capitalization of $6.1 billion dollars as of April 30, 2008.

Performance.   The Technology Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.   These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Technology  Funds.  Annual fund operating expenses are estimates.  Investors purchasing Shares in the secondary market will not directly pay the transaction fees paid by Authorized Participants,(1) but may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Operating Expenses(2) (as a percentage of daily assets):

Technology Bull 3X Shares

34

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4) (5)	0.19%
Total Annual Operating Expenses	0.94%

Technology Bear 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4) (5)	0.21%
Total Annual Operating Expenses	0.96%
Expense Waiver/Reimbursement	0.01%
Net Annual Operating Expenses	0.95%

 (1)

For the Technology Bull 3X Shares, a fixed transaction fee of $1,000 will be charged when you create or redeem Creation Units regardless of the number of Shares redeemed on the date of the transaction.  For the Technology Funds, a variable transaction fee of up to 0.15% of the value of each Creation Unit will be charged to offset costs associated with processing the order.  An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.15% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities.  Such transactions are allowed at the sole discretion of a Fund.

(2)

Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Technology  Funds for Other Expenses through March 1, 2009, for the Technology Bull 3X Shares and the Technology  Bear 3X Shares to the extent that each Technology  Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by each Technology Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(3)

The Technology Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%.  No Rule 12b-1 fee is currently being charged to the Technology Funds.

(4)

Other Expenses include organizational costs, fees paid for legal services and audit fees, printing costs, registration fees, administration, custodial, transfer agency, fund accounting and other customary fund expenses.

(5)

The Technology Bear 3X Shares may take short positions in securities.  Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Technology Funds with the cost of investing in other funds.  Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary.  The Technology Bull 3X Shares issues and redeems Shares in Creation Units for cash and also on an in-kind basis.  The Technology Bear 3X Shares issues and redeems Shares in Creation Units for cash.  Shares are issued and redeemed in Creation Unit aggregations only.  The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Technology Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares.  It also assumes that your investment has a 5% return each year and that the Technology Funds’ operating expenses remain the same through each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Technology Bull 3X Shares

1 Year	3 Years
$96	$300

Technology  Bear 3X Shares

1 Year	3 Years
$97	$305

Risks. The principal risks of investing in Technology Funds are Tracking Error Risk, Aggressive Investment Techniques Risk, Leverage Risk, Counterparty Risk, Non-Diversification Risk, Interest Rate Risk, Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk, Equity Securities Risk, Technology Securities Risk, Market Risk, Concentration Risk, Credit Risk and Lower-Quality Debt Securities Risk, Correlation Risk (Technology Bull 3X Shares only) and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the Technology Bear 3X Shares are Shorting Risk and Inverse Correlation Risk. For more information on the risks of the Technology Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Real Estate Bull 3X Shares

Real Estate Bear 3X Shares

Investment Objective.  The Real Estate Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Dow Jones Wilshire REIT Index (“Real Estate Index”). The Real Estate Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Real Estate Index. (Collectively, the Real Estate Bull 3X Shares and Real Estate Bear 3X Shares are referred to as the “Real Estate Funds”).

Principal Investment Strategy.  The Real Estate Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Real Estate Index.  The Fund will also invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Real Estate Index.  The Real Estate Bear 3X Shares does not invest in equity securities.  Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure

35

to the Real Estate Index, and the remainder in Money Market Instruments.  On a day-to-day basis, the Real Estate Bull 3X Shares also holds Money Market Instruments.

Target Index.   The Real Estate Index is a float-adjusted market capitalization weighted index that is comprised of REITs that are components of the Dow Jones Real Estate Securities Index.  This index is constructed to provide measures of real estate securities that serve as proxies for direct real estate investing.  This index does not include securities that are not directly tied to the value of underlying real estate.  Each component of the index must be both an equity owner and operator of commercial and or residential real estate and have a minimum market capitalization of more than $200 million dollars.  As of April 30, 2008, the components in the index had an average market capitalization of $3.2 billion dollars and a median market capitalization of $1.6 billion dollars.

Performance.  The Real Estate Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.   These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Real Estate Funds.  Annual fund operating expenses are estimates.  Investors purchasing Shares in the secondary market will not directly pay the transaction fees paid by Authorized Participants,(1) but may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Operating Expenses(2) (as a percentage of daily assets):

Real Estate Bull 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4) (5)	0.21%
Total Annual Operating Expenses	0.96%
Expense Waiver/Reimbursement	0.01%
Net Annual Operating Expenses	0.95%

Real Estate Bear 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4) (5)	0.21%
Total Annual Operating Expenses	0.96%
Expense Waiver/Reimbursement	0.01%
Net Annual Operating Expenses	0.95%

(1)

For the Real Estate Bull 3X Shares, a fixed transaction fee of $500 will be charged when you create or redeem Creation Units regardless of the number of Shares redeemed on the date of the transaction.  For the Real Estate Funds, a variable transaction fee of up to 0.15% of the value of each Creation Unit will be charged to offset costs associated with processing the order.  An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.15% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities.  Such transactions are allowed at the sole discretion of a Fund.

(2)

Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Real Estate Funds for Other Expenses through March 1, 2009, for the Real Estate Bull 3X Shares and the Real Estate Bear 3X Shares to the extent that each Real Estate Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by each Real Estate Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(3)

The

Real Estate Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%.  No Rule 12b-1 fee is currently being charged to the Real Estate Funds.

(4)

Other Expenses include organizational costs, fees paid for legal services and audit fees, printing costs, registration fees, administration, custodial, transfer agency, fund accounting and other customary fund expenses.

(5)

The Real Estate Bear 3X Shares may take short positions in securities.  Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Real Estate Funds with the cost of investing in other funds.  Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary.  The Real Estate Bull 3X Shares issues and redeems Shares in Creation Units for cash and also on an in-kind basis.  The Real Estate Bear 3X Shares issues and redeems Shares in Creation Units for cash.  Shares are issued and redeemed in Creation Unit aggregations only.  The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Real Estate Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares.  It also assumes that your investment has a 5% return each year and that the Real Estate Funds’ operating expenses remain the same through each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Real Estate Bull 3X Shares

1 Year	3 Years
$97	$305

Real Estate Bear 3X Shares

1 Year	3 Years
$97	$305

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Risks. The principal risks of investing in the Real Estate Funds are Tracking Error Risk, Aggressive Investment Techniques Risk, Leverage Risk, Counterparty Risk, Non-Diversification Risk, Interest Rate Risk, Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk, Market Risk, Credit Risk and Lower-Quality Debt Securities Risk, Concentration Risk, Equity Securities Risk, Correlation Risk (Real Estate Bull 3X Shares only), Real Estate Investment Risk and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the Real Estate Bear 3X Shares are Shorting Risk and Inverse Correlation Risk. For more information on the Real Estate Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Homebuilders Bull 3X Shares

Homebuilders Bear 3X Shares

Investment Objective.  The Homebuilders Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the S&P Homebuilding Select Industry Index (“Homebuilders Index”). The Homebuilders Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Homebuilders Index. (Collectively, the Homebuilders Bull 3X Shares and Homebuilders Bear 3X Shares are referred to as the “Homebuilders Funds”).

Principal Investment Strategy.  The Homebuilders Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Homebuilders Index.  The Fund will also invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Homebuilders Index.  The Homebuilders Bear 3X Shares does not invest in equity securities.  Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Homebuilders Index, and the remainder in Money Market Instruments.  On a day-to-day basis, the Homebuilders Bull 3X Shares also holds Money Market Instruments.

Target Index.  The S&P Homebuilding Select Industry IndexTM is an equal weighted index that draws constituents from companies involved in homebuilding, directly and indirectly through furnishings, retailing, manufacturing, textiles and chemicals keyed to homebuilding.  The median market cap of the 24 holdings as of April 30, 2008 was $2.08 billion and the average weighted market cap was $5.86 billion.

Performance.  The Homebuilders Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Homebuilders Funds.  Annual fund operating expenses are estimates.  Investors purchasing Shares in the secondary market will not directly pay the transaction fees paid by Authorized Participants,(1) but may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Operating Expenses(2) (as a percentage of daily assets):

Homebuilders Bull 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4) (5)	0.20%
Total Annual Operating Expenses	0.95%

Homebuilders Bear 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.00%
Other Expenses(4) (5)	0.20%
Total Annual Operating Expenses	0.95%

(1)

For the Homebuilders Bull 3X Shares, a fixed transaction fee of $500 will be charged when you create or redeem Creation Units regardless of the number of Shares redeemed on the date of the transaction.  For the Homebuilders Funds, a variable transaction fee of up to 0.15% of the value of each Creation Unit will be charged to offset costs associated with processing the order.  An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.15% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities.  Such transactions are allowed at the sole discretion of a Fund.

(2)

Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Homebuilders Funds for Other Expenses through March 1, 2009, for the Homebuilders Bull 3X Shares and the Homebuilders Bear 3X Shares to the extent that each Homebuilders Fund’s Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by each Homebuilders Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(3)

The

Homebuilders Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%.  No Rule 12b-1 fee is currently being charged to the Homebuilders Funds.

(4)

Other Expenses include organizational costs, fees paid for legal services and audit fees, printing costs, registration fees, administration, custodial, transfer agency, fund accounting and other customary fund expenses.

(5)

The Homebuilders Bear 3X Shares may take short positions in securities.  Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Homebuilders Funds with the cost of investing in other funds.  Investors should note that the following examples are for illustration purposes only and

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are not meant to suggest actual or expected fees and expenses or returns, all of which may vary.  The Homebuilders Bull 3X Shares issues and redeems Shares in Creation Units for cash and also on an in-kind basis.  The Homebuilders Bear 3X Shares issues and redeems Shares in Creation Units for cash.  Shares are issued and redeemed in Creation Unit aggregations only.  The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Homebuilders Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares.  It also assumes that your investment has a 5% return each year and that the Homebuilders Funds’ operating expenses remain the same through each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Homebuilders Bull 3X Shares

1 Year	3 Years
$97	$303

Homebuilders Bear 3X Shares

1 Year	3 Years
$97	$303

Risks. The principal risks of investing in the Homebuilders Funds are Tracking Error Risk, Aggressive Investment Techniques Risk, Leverage Risk, Counterparty Risk, Non-Diversification Risk, Interest Rate Risk, Adverse Market Conditions Risk, Adviser’s Investment Strategy Risk, Market Risk, Credit Risk and Lower-Quality Debt Securities Risk, Concentration Risk, Equity Securities Risk, Correlation Risk (Homebuilders Bull 3X Shares only), Real Estate Investment Risk, Homebuilding Industry Risk and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the Homebuilders Bear 3X Shares are Shorting Risk and Inverse Correlation Risk. For more information on the Homebuilders Funds, including a description of each risk, please refer to the “Principal Risks” section above.

UNDERLYING INDEX LICENSORS

Bank of New York Indices.  “BNY,” “BNY BRIC Select ADR Index,” and “BNY China Select ADR Index”  (collectively, the “BNY Indices”) are service marks of The Bank of New York and have been licensed for use for certain purposes by the Trust.  Products based on the BNY Indices named above are not sponsored, endorsed, sold, recommended or promoted by The Bank of New York or any of its subsidiaries or affiliates, and none of The Bank of New York or any of its subsidiaries or affiliates makes any representation or warranty, express or implied, to the purchasers or owners of the products or any member of the public regarding the advisability of investing in financial products generally or in these products particularly, the ability of a BNY Index to track market performance or the suitability or appropriateness of the products for such purchasers, owners or such member of the public.  The relationship between The Bank of New York, on one hand, and the Trust, on the other, is limited to the licensing of certain trademarks and trade names of The Bank of New York and the BNY Indices, which indexes are determined, composed and calculated by The Bank of New York without regard to the Trust or its products.  Neither The Bank of New York nor any of its subsidiaries or affiliates has any obligation to take the needs of the Trust or the purchasers or owners of its products into consideration in determining, composing or calculating the BNY Indices named above.  Neither The Bank of New York nor any of its subsidiaries or affiliates is responsible for, or has participated in, the determination of the timing of, prices at, or quantities of the products to be issued or in the determination or calculation of the equation by which the products are to be converted into cash.  Neither The Bank of New York nor any of its subsidiaries or affiliates has any obligation or liability in connection with the administration, marketing or trading of the products.

NEITHER THE BANK OF NEW YORK NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES GUARANTEES THE ACCURACY OR COMPLETENESS OF THE BNY INDICES OR ANY DATA INCLUDED THEREIN, AND NEITHER THE BANK OF NEW YORK NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN.  NEITHER THE BANK OF NEW YORK NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, PURCHASERS OR OWNERS OF ITS PRODUCTS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BNY INDICES OR ANY DATA INCLUDED THEREIN.  NEITHER THE BANK OF NEW YORK NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BNY INDICES OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE BANK OF NEW YORK OR ANY OF ITS SUBSIDIARIES OR AFFILIATES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING, WITHOUT LIMITATION, LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

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Dow Jones® Index.  The benchmark for the Real Estate Funds is the Dow Jones Wilshire Real Estate Investment Trust (“REIT”) Index SM. Dow Jones®, Dow Jones Industrial Average®, DJIA®, and Dow 30SM are trademarks of Dow Jones & Company, Inc. and Wilshire Associates Incorporated. Neither Dow Jones nor Wilshire has any relationship to the Direxion Shares, other than the licensing of the Dow Jones Wilshire REIT Index and its service marks for use in connection with the DowSM Fund’s materials. Dow Jones and Wilshire do not: sponsor, endorse, sell or promote the Funds; recommend that any person invest in the Funds or any other securities; have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds; have any responsibility or liability for the administration, management or marketing of the Funds; or consider the needs of the Funds or the owners of the Funds in determining, composing or calculating the Dow Jones Wilshire REIT Index or have any obligation to do so. Neither Dow Jones nor Wilshire will have any liability in connection with the Funds. Specifically, neither Dow Jones nor Wilshire makes any warranty, express or implied, and Dow Jones and Wilshire disclaim any warranty about: the results to be obtained by the Funds, the owner of the Funds or any other person in connection with the use of the Dow Jones Wilshire REIT Index and any related data; the merchantability and the fitness for a particular purpose or use of the Dow Jones Wilshire REIT Index and/or its related data. Neither Dow Jones nor Wilshire will have any liability for any errors, omissions or interruptions in the Dow Jones REIT Index or related data. Under no circumstances will Dow Jones or Wilshire be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones or Wilshire knows that they might occur. The licensing agreement between the Direxion Shares and Dow Jones and Wilshire is solely for their benefit and not for the benefit of the owners of the Funds or any other third parties.

MSCI Indices.  The benchmark for the Developed Market Funds is the MSCI EAFE Index and the Emerging Markets Funds is the MSCI Emerging Markets Index.  The Funds are not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI Index (collectively, the “MSCI Parties”).  The MSCI Indexes are the exclusive property of MSCI. MSCI and the MSCI Index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by the Trust. None of the MSCI Parties makes any representation or warranty, express or implied, to the issuer or shareholders of these Funds or any other person or entity regarding the advisability of investing in Funds generally or in these Funds particularly or the ability of any MSCI Index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI Indexes which are determined, composed and calculated by MSCI without regard to the Funds or the issuer or shareholders of the Funds or any other person or entity into consideration in determining, composing or calculating the MSCI Indexes. None of the MSCI Parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of these Funds to be issued or in the determination or calculation of the equation by or the consideration into which these Funds are redeemable. Further, none of the MSCI Parties has any obligation or liability to the issuer or owners of these Funds or any other person or entity in connection with the administration, marketing or offering of these Funds.

Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI Indexes from sources that MSCI considers reliable, none of the MSCI Parties warrants or guarantees the originality, accuracy and/or the completeness of any MSCI Index or any data included therein. None of the MSCI Parties makes any warranty, express or implied, as to results to be obtained by the issuer of the Funds, shareholders of the Funds, or any other person or entity, from the use of any MSCI Index or any data included therein. None of the MSCI Parties shall have any liability for any errors, omissions or interruptions of or in connection with any MSCI Index or any data included therein. Further, none of the MSCI Index or any data included therein. Further, none of the MSCI Parties makes any express or implied warranties of any kind, and the MSCI Parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each MSCI Index and any data included therein. Without limiting any of the foregoing, in no event shall any of the MSCI Parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.  No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

Russell Indices.  The Russell 1000® Energy Index, Russell 1000® Financial Services Index), Russell 1000® Index, Russell Midcap® Index, Russell 2000® Index, Russell 1000® Technology Index and Russell 3000® Index (collectively, the Russell Indices”) are trademarks of Frank Russell Company (“Russell”) and have been licensed for use by the Trust.  None of the Funds in the Trust are sponsored, endorsed, sold or promoted by Russell.  Russell makes no representation or warranty, express or implied, to the owners of the Trust or any member of the public regarding the advisability of investing in securities generally or in the Trust particularly or the ability of the Russell Indices to track general stock market performance or a segment of the same.  Russell’s publication of the

39

Russell Indices in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell Indices are based.  Russell’s only relationship to the Trust is the licensing of certain trademarks and trade names of Russell and of the Russell Indices which is determined, composed and calculated by Russell without regard to the Trust or any of its Funds.  Russell is not responsible for and has not reviewed the Trust or any of its Funds nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise.  Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indices.  Russell has no obligation or liability in connection with the administration, marketing or trading of the Funds.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  RUSSELL MAKES NO WARRANTY, EXPRESS OF IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, INVESTORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN.  RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Standard and Poor Index.  The S&P Homebuilding Select Industry IndexTM,  S&P Global Clean Energy IndexTM, and S&P Latin American 40 Index (collectively, the “S&P Indices”) are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the Trust.  The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (“S&P”) or its third party licensors.  Neither S&P nor its third party licensors makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P Indices to track general stock market performance. S&P's only relationship to the Funds is the licensing of certain trademarks and trade names of S&P and the third party licensors and of the S&P Indices which are determined, composed and calculated by S&P or its third party licensors without regard to the Funds. S&P has no obligation to take the needs of the Funds or the owners of the Funds into consideration in determining, composing or calculating the S&P Indices. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination the net asset value of the Funds. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE S&P INDICES OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO.  S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MARKS, THE S&P INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

HOW TO BUY AND SELL SHARES

Each Fund issues and redeems Shares only in large blocks of Shares called “Creation Units.”

Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers.  Shares of each Fund will be listed for trading on the secondary market on the Exchange.  Shares can be bought and sold throughout the trading day like other publicly traded shares.  There is no minimum investment.  Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “oddlots,” at no per-share price differential.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction.  In addition, because secondary market transactions occur at market prices, you may pay more than net asset value (“NAV”)

40

when you buy Shares, and receive less than NAV when you sell those Shares.

The Shares of the Funds trade under the following symbols:

Fund	Symbol
Emerging Markets Bull 3X Shares	EDC
Emerging Markets Bear 3X Shares	EDZ
Energy Bull 3X Shares	ERX
Energy Bear 3X Shares	ERY
Financial Bull 3X Shares	FAS
Financial Bear 3X Shares	FAZ
Homebuilders Bull 3X Shares	HBG
Homebuilders Bear 3X Shares	HBQ
Large Cap Bull 3X Shares	BGU
Large Cap Bear 3X Shares	BGZ
Small Cap Bull 3X Shares	TNA
Small Cap Bear 3X Shares	TZA
Technology Bull 3X Shares	TYH
Technology Bear 3X Shares	TYP
Total Market Bull 3X Shares	TMD
Total Market Bear 3X Shares	TMZ

Share price are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholder may tender their Shares for redemption directly to each Fund, only in Creation Units of 100,000 Shares, as discussed in the “Creations, Redemptions and Transaction Fees” section below.

For information about acquiring Shares through a secondary market purchase, please contact your broker.  If you wish to sell Shares of a Fund on the secondary market, you must do so through your broker.

Book Entry.  Shares are held in book-entry form, which means that no stock certificates are issued.  The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of the DTC or its participants.  DTC serves as the securities depository for all Shares.  Participants in the DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC.  As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares.  Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants.  These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” through your brokerage account.

ABOUT YOUR INVESTMENT

Share Price of the Funds.  A Fund’s share price is known as its NAV.  Each Fund’s NAV is calculated as of the close of regular trading, usually as of 4:00 p.m. Eastern time, each day the New York Stock Exchange (“NYSE”) is open for business.  The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), President’s Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.  The NYSE may close early on the business day before each of these holidays and on the day after Thanksgiving Day.  Exchange holiday schedules are subject to change without notice.  If the exchange or market on which a Fund’s investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time.  Creation/redemption transaction order time cutoffs would also be accelerated.  The value of a Fund’s assets that trade in markets outside the United States or in currencies other than the U.S. dollar may fluctuate when foreign markets are open but the Funds are not open for business.

NAV is calculated by dividing a Fund’s net assets by its Shares outstanding.  The Funds use the following methods to price securities held in their portfolios:

•

Equity securities, OTC securities, swap agreements, closed-end investment companies, options, futures and options on futures are valued at their last sales price, or if not available, the average of the last bid and ask prices;

•

Securities primarily traded in the Nasdaq Global Market® are valued using the Nasdaq® Official Closing Price (“NOCP”);

•

Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the “amortized” cost method;

•

Other debt securities are valued by using the closing bid and ask prices provided by the Funds’ pricing service or, if such prices are unavailable, by a pricing matrix method; and

•

Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value estimates by the Adviser under the oversight of the Board of Trustees.

Fair Value Pricing.   Securities are priced at a fair value as determined by the Adviser, under the oversight of the Board of Trustees, when reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of the Adviser does not represent fair value, the Adviser believes

41

that the market price is stale, or an event that affects the value of an instrument (a “Significant Event”) has occurred since closing prices were established, but before the time as of which the Funds calculate their NAVs.  Examples of Significant Events may include:  (1) events that relate to a single issuer or to an entire market sector; (2) significant fluctuations in domestic or foreign markets; or (3) occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.  If such Significant Events occur, the Funds may value the instruments at fair value, taking into account such events when it calculates each Fund’s NAV.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees.  In addition, the Funds may also fair value an instrument if trading in a particular instrument is halted and does not resume prior to the closing of the exchange or other market.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, Rafferty compares the market quotation to the fair value price to evaluate the effectiveness of the Funds’ fair valuation procedures and will use that market value in the next calculation of NAV.

Rule 12b-1 Fees.  The Board of Trustees of the Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940.  In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No 12b-1 fees are currently paid by any Fund, and there are no plans to impose these fees.  However, in the event 12b-1 fees are charted in the future, because there fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

SHORT-TERM TRADING

Rafferty expects a significant portion of the Funds’ assets to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies.  These strategies often call for frequent trading to take advantage of anticipated changes in market conditions.  Frequent trading could increase the rate of creations and redemptions of Fund Shares and the Funds’ portfolio turnover, which could involve correspondingly adverse tax consequences to a Fund’s shareholders.  Although the Funds reserve the right to reject any purchase orders or suspend the offering of Shares, the Funds do not currently impose any trading restrictions on frequent trading nor actively monitor for trading abuses.

CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Creation Units.  Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement.  These investors are known as “Authorized Participants.”  Set forth below is a brief description of the procedures applicable to the purchase and redemption of Creation Units.

Purchase of Bull Funds.  To purchase Creation Units directly from a Bull Fund, you must deposit with the Fund a basket of securities and/or cash.  Each business day, prior to the opening of trading on the Exchange, an agent of the Fund (“Index Receipt Agent”) will make available through the NSCC a list of the names and number of shares of each security, if any, to be included in that day’s creation basket (“Deposit Securities”).  The identity and number of shares of the Deposit Securities required for a Creation Unit will change from time to time.  The Fund reserves the right to permit or require the substitution of an amount of cash – i.e., a “cash in lieu” amount – to be added to the Balancing Amount (defined below) to replace any Deposit Security that may not be available in sufficient quantity for delivery, eligible for transfer through the Clearing Process (discussed below) or eligible for trading by an Authorized Participant or the investor for which it is acting.  For such custom orders, “cash in lieu” may be added to the Balancing Amount (defined below).  The Balancing Amount and any “cash in lieu” must be paid to the Trust on the third Business Day following the Transmittal Date.  You must also pay a Transaction Fee, described below, in cash.

In addition to the in-kind deposit of securities, Authorized Participants will either pay to, or receive from, a Bull Fund an amount of cash referred to as the “Balancing Amount.”  The Balancing Amount is the amount equal to the differential, if any, between the market value of the Deposit Securities and the NAV of a Creation Unit.  The Fund will publish, on a daily basis, information about the previous day’s Balancing Amount.  The Balancing Amount may, at times, represent a significant portion of the aggregate purchase price (or, in the case of redemptions, the redemption proceeds).  This is because the mark-to-market value of the financial instruments held by the Funds will be included in the Balancing Amount (not in the Deposit Basket or Redemption Basket).  The Balancing Amount may fluctuate significantly due to the leveraged nature of the Bull Funds.

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All purchase orders for Creation Units must be placed by or through an Authorized Participant.  Purchase orders will be processed either through a manual clearing process run at the DTC (“Manual Clearing Process”) or through an enhanced clearing process (“Enhanced Clearing Process”) that is available only to those DTC participants that also are participants in the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”).  Authorized Participants that do not use the Enhanced Clearing Process will be charged a higher Transaction Fee (discussed below).  A purchase order must be received in good order by the Distributor by 4:00 p.m. Eastern Time, whether transmitted by mail, through the transfer agent’s automated system, telephone, facsimile or other means permitted under the Participant Agreement, in order to receive that day’s NAV per Share.   All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash in an amount up to 115% of the market value of the missing Deposit Securities.  Any such transaction effected with the Trust must be effected using the Manual Clearing Process consistent with the terms of the Authorized Participant Agreement.

Purchase of Bear Funds.  The Bear Funds only accept cash to purchase Creation Units.  The purchaser must transfer cash in an amount equal to the value of the Creation Unit(s) purchased and the applicable Transaction Fee.  All purchase orders will be processed through the Manual Clearing Process.  The Trust will deliver Shares of the Bear Funds upon payment of cash to the Trust on the third Business Day following the Transmittal Date consistent with the terms of the Authorized Participant Agreement.

Redemption from Bull Funds.  Redemption proceeds will be paid either in cash or in-kind with a basket of securities (“Redemption Securities”).  In most cases, Redemption Securities will be the same as Deposit Securities on a given day.  There will be times, however, when the Deposit and Redemption Securities differ.  The composition of the Redemption Securities will be available through the NSCC.  Each Fund reserves the right to honor a redemption request with a non-conforming redemption basket.

If the value of a Creation Unit is higher than the value of the Redemption Securities, you will receive from the Fund a Balancing Amount in cash.  If the value of a Creation Unit is lower than the value of the Redemption Securities, you will be required to pay to the Fund a Balancing Amount in cash.  If you are receiving a Balancing Amount, the amount due will be reduced by the amount of the applicable Transaction Fee.

As with purchases, redemptions may be processed either through the Manual Clearing Process or the Enhanced Clearing Process.  A redemption order must be received in good order by the Distributor by 4:00 p.m. Eastern Time, whether transmitted by mail, through the transfer agent’s automated system,  telephone, facsimile or other means permitted under the Participant Agreement, in order to receive that day’s NAV per Share.  All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day.

An investor may request a redemption in cash, which a Bull Fund may in its sole discretion permit.  Investors that elect to receive cash in lieu of one or more of the Redemption Securities are subject to an additional charge.  Redemptions of Creation Units for cash (when available) and/or outside of the Enhanced Clearing Process also require the payment of an additional charge.

Redemption from Bear Funds.  Redemption proceeds will be paid in cash.  As with purchases, redemptions may be processed either through the Manual Clearing Process or the Enhanced Clearing Process.  A redemption order must be received in good order by the Distributor by 4:00 p.m. Eastern Time, whether transmitted by mail, through the transfer agent’s automated system, telephone, facsimile or other means permitted under the Participant Agreement, in order to receive that day’s NAV per Share.  All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day.

Transaction Fees on Creation and Redemption Transactions.  Each Fund will impose Transaction Fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.  There is a fixed and a variable component to the total Transaction Fee on transactions in Creation Units.  A fixed Transaction Fee is applicable to each creation and redemption transaction, regardless of the number of Creation Units transacted.  A variable Transaction Fee based upon the value of each Creation Unit also is applicable to each creation and redemption transaction.  Purchasers and redeemers of Creation Units of the Funds effected through the Manual Clearing Process are required to pay an additional charge to compensate for brokerage and other expenses.  In addition, purchasers of Creation Units are responsible for payment of the costs of transferring the Deposit Securities to the Trust.  Redeemers of Creation Units are responsible for the costs of transferring securities from the Trust.  Investors who use the services of a broker or other such intermediary may pay additional fees for such services.

The following table summarizes the components of the Transaction Fees.

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Direxion Shares ETF Trust	Fixed Transaction Fee			Maximum Additional Charge for Purchases and Redemptions*
	In-Kind		Cash
	NSCC	Outside NSCC	Outside NSCC
Total Market Bull 3X Shares	$3,500	Up to 300% of NSCC Amount	$3,500	Up to 0.15%
Total Market Bear 3X Shares	N/A	N/A	N/A	Up to 0.15%
Large Cap Bull 3X Shares	$2,500	Up to 300% of NSCC Amount	$2,500	Up to 0.15%
Large Cap Bear 3X Shares	N/A	N/A	N/A	Up to 0.15%
Mid Cap Bull 3X Shares	$2,500	Up to 300% of NSCC Amount	$2,500	Up to 0.15%
Mid Cap Bear 3X Shares	N/A	N/A	N/A	Up to 0.15%
Small Cap® Bull 3X Shares	$3,500	Up to 300% of NSCC Amount	$3,500	Up to 0.15%
Small Cap® Bear 3X Shares	N/A	N/A	N/A	Up to 0.15%
Developed Markets Bull 3X Shares	$1000	Up to 300% of NSCC Amount	$1000	Up to 0.15%
Developed Markets Bear 3X Shares	N/A	N/A	N/A	Up to 0.15%
Emerging Markets Bull 3X Shares	$1000	Up to 300% of NSCC Amount	$1000	Up to 0.15%
Emerging Market Bear 3X Shares	N/A	N/A	N/A	Up to 0.15%
BRIC Bull 3X Shares	$500	Up to 300% of NSCC Amount	$500	Up to 0.15%
BRIC Bear 3X Shares	N/A	N/A	N/A	Up to 0.15%
China Bull 3X Shares	$500	Up to 300% of NSCC Amount	$500	Up to 0.15%
China Bear 3X Shares	N/A	N/A	N/A	Up to 0.15%
India Bull 3X Shares	$2,500	Up to 300% of NSCC Amount	$2,500	Up to 0.15%
India Bear 3X Shares	N/A	N/A	N/A	Up to 0.15%
Latin America Bull 3X Shares	$500	Up to 300% of NSCC Amount	$500	Up to 0.15%
Latin America Bear 3X Shares	N/A	N/A	N/A	Up to 0.15%
Clean Energy Bull 3X Shares	$500	Up to 300% of NSCC Amount	$500	Up to 0.15%
Clean Energy Bear 3X Shares	N/A	N/A	N/A	Up to 0.15%
Energy Bull 3X Shares	$500	Up to 300% of NSCC Amount	$500	Up to 0.15%
Energy Bear 3X Shares	N/A	N/A	N/A	Up to 0.15%
Financial Bull 3X Shares	$1,250	Up to 300% of NSCC Amount	$1,250	Up to 0.15%
Financial Bear 3X Shares	N/A	N/A	N/A	Up to 0.15%
Technology Bull 3X Shares	$1,000	Up to 300% of NSCC Amount	$1,000	Up to 0.15%
Technology Bear 3X Shares	N/A	N/A	N/A	Up to 0.15%
Real Estate Bull 3X Shares	$500	Up to 300% of NSCC Amount	$500	Up to 0.15%
Real Estate Bear 3X Shares	N/A	N/A	N/A	Up to 0.15%
Homebuilders Bull 3X Shares	$500	Up to 300% of NSCC Amount	$500	Up to 0.15%
Homebuilders Bear 3X Shares	N/A	N/A	N/A	Up to 0.15%

*  As a percentage of the amount invested.

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MANAGEMENT OF THE FUNDS

Rafferty provides investment management services to the Funds.  Rafferty has been managing investment companies since 1997.  Rafferty is located at 33 Whitehall Street, 10th Floor, New York, New York 10004.  As of April 30, 2008, the Adviser had approximately $1.55 billion in assets under management.

Under an investment advisory agreement between the Trust and Rafferty, the Funds pay Rafferty the following fees at an annualized rate based on a percentage of the Funds’ daily net assets.

Advisory Fees Charged
All Funds	0.75%

A discussion regarding the basis on which the Board of Trustees approved the investment advisory agreements for the Funds will be available in the Trust’s first annual report to shareholders.

An investment committee of Rafferty employees has the day-to-day responsibility for managing the Funds.  The investment committee generally decides the target allocation of each Fund’s investments and on a day-to-day basis, an individual portfolio manager executes transactions for the Funds consistent with the target allocation.  The portfolio managers rotate among the Funds periodically so that no single portfolio manager is responsible for a specific Fund for extended periods of time.  The members of the investment committee responsible for managing the Funds are Paul Brigandi, Tony Ng, Loren Norten and Adam Gould.

Mr. Brigandi has been a Portfolio Manager at Rafferty since June 2004.  Mr. Brigandi was previously involved in the equity trading training program for Fleet Boston Financial Corporation from August 2002 to April 2004.  Mr. Brigandi is a 2002 graduate of Fordham University.

Mr. Gould has been a Portfolio Manager at Rafferty Asset Management since January of 2007.  Prior to joining Rafferty, Mr. Gould was an Index Fund Portfolio Manager at the Bank of New York, responsible for managing ten domestic Index funds, and 20 separately managed accounts.  Before joining the Bank of New York in May of 2005, Mr. Gould received an MBA from Georgetown University.  Prior to attending graduate school, Mr. Gould was a Nasdaq Market Maker at Deutsche Bank from 1999 through 2002.  He completed his undergraduate studies at the University of Wisconsin in 1999, graduating with a Bachelor of Science.

Mr. Ng is a Portfolio Manager and joined Rafferty in April 2006.  Mr. Ng was previously a Team Leader in the Trading Assistant Group with Goldman Sachs from 2004 to 2006.  He was employed with Deutsche Asset Management from 1998 to 2004.  Mr. Ng graduated from State University at Buffalo in 1998.

Mr. Norton is a Vice President and Portfolio Manager at Rafferty.  Prior to joining Rafferty in May 2006, Mr. Norton was a Vice President and Credit Derivatives Trader at Credit Suisse from 2003 to 2005.  He also was an Associate and Credit Derivatives Trader at Morgan Stanley from 2001 to 2002.  As a Credit Derivatives Trader, he was responsible for buying and selling high yield, crossover and investment grade sector single name credit derivatives.  He has a BBA in Finance from the University of Massachusetts and MBA from Columbia Business School.

The Funds’ SAI provides additional information about the investment committee members’ compensation, other accounts they manage and their ownership of securities in the Funds.

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

OTHER SERVICE PROVIDERS

 Foreside Fund Services, LLC serves as the Funds’ distributor.  Bank of New York Mellon serves as the Funds’ transfer agent, administrator, custodian and index receipt agent.

DISTRIBUTIONS

Fund Distributions.  Each Fund pays out dividends from its net investment income, and distributes any net capital gains, to its shareholders at least annually.  Each Fund is authorized to declare and pay capital gain distributions in additional Shares thereof or in cash; if a Fund declares such a distribution, a holder of Shares will receive additional Shares thereof unless it elects to receive cash.

Dividend Reinvestment Service.  Brokers may make the DTC book-entry dividend reinvestment service (“Reinvestment Service”) available to their customers who are shareholders of a Fund.  If the Reinvestment Service is used with respect to a Fund, its distributions of both net income and capital gains will automatically be reinvested in additional and fractional Shares thereof purchased in the secondary market.  Without the Reinvestment Service, investors will receive Fund distributions in cash, except as noted above under “Fund Distributions.”  To determine whether the Reinvestment Service is available and whether

45

there is a commission or other charge for using the service, consult your broker.  Fund shareholders should be aware that brokers may require them to adhere to specific procedures and timetables to use the Reinvestment Service.

TAXES

As with any investment, you should consider the tax consequences of buying, holding, and disposing of Shares.  The tax information in this Prospectus is only a general summary of some important federal tax considerations generally affecting the Funds and their shareholders.  No attempt is made to present a complete explanation of the federal tax treatment of the Funds’ activities, and this discussion is not intended as a substitute for careful tax planning.  Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Funds and to an investment in Shares.

Fund distributions to you and your sale of your Shares will have tax consequences to you unless you hold your Shares through a tax-exempt entity or tax-deferred retirement arrangement, such as an individual retirement account or 401(k) plan.

Taxes on Distributions.  Dividends from a Fund’s investment company taxable income -- generally, the sum of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid -- will be taxable to you as ordinary income to the extent of its earnings and profits, whether they are paid in cash or reinvested in additional Shares.  However, dividends a Fund pays to you through 2010 that are attributable to its “qualified dividend income” (i.e., dividends it receives on stock of most domestic and certain foreign corporations with respect to which it satisfies certain holding period and other restrictions) generally will be subject to federal income tax at a maximum of 15% if you are an individual, trust, or estate and satisfy those restrictions with respect to your Shares.  A portion of a Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations -- the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to federal income tax (excluding real estate investment trusts) and excludes dividends from foreign corporations -- subject to similar restrictions.  However, dividends a corporate shareholder deducts pursuant to that deduction are subject indirectly to the federal alternative minimum tax.

Distributions of a Fund’s net capital gain (which is the excess of net long-term capital gain over net short-term capital loss) that it recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2011, will be taxable to you as long-term capital gains, at a maximum rate of 15% if you are an individual, trust, or estate, regardless of your holding period for the Shares on which they are paid and regardless of whether they are paid in cash or reinvested in additional Shares.  A Fund’s capital gain distributions may vary considerably from one year to the next as a result of its investment activities and cash flows and the performance of the markets in which it invests.

Distributions in excess of a Fund’s current and accumulated earnings and profits first will reduce your adjusted tax basis in your Shares and, after that basis is reduced to zero, will constitute capital gain.  That capital gain will be long-term capital gain, and thus will be taxed at a maximum rate of 15% (if you are an individual, trust, or estate) through 2010, if the distributions are attributable to Shares you held for more than one year.

In general, distributions are subject to federal income tax for the year when they are paid.  However, certain distributions paid in January may be treated as paid on December 31 of the prior year.

Taxes When Shares are Sold.  Generally, you will recognize taxable gain or loss if you sell or otherwise dispose of your Shares.  Any gain arising from such a disposition generally will be treated as long-term capital gain if you held the Shares for more than one year, taxable at the maximum 15% rate mentioned above if you are an individual, trust, or estate; otherwise, it will be treated as short-term capital gain.  However, any capital loss arising from the disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of capital gain distributions received with respect to those Shares.  In addition, all or a portion of any loss recognized on a sale or exchange of Shares will be disallowed to the extent other Shares are purchased (whether through reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the date of the sale or exchange; in that event, the basis in the newly purchased Shares will be adjusted to reflect the disallowed loss.

Holders of Creation Units.  A person who purchases Shares of a Bull Fund by exchanging securities for a Creation Unit generally will recognize capital gain or loss equal to the difference between the market value of the Creation Unit and the person’s aggregate basis in the exchanged securities, adjusted for any Balancing Amount paid or received.  A shareholder who redeems a Creation Unit generally will recognize gain or loss to the same

46

extent and in the same manner as described above under “Taxes When Shares Are Sold.”

Miscellaneous.  A Fund must withhold and remit to the U.S. Treasury 28% of dividends and capital gain distributions otherwise payable to any individual or certain other non-corporate shareholder who fails to certify that the social security or other taxpayer identification number furnished to the Fund is correct or who furnishes an incorrect number (together with the withholding described in the next sentence, “backup withholding”).  Withholding at that rate also is required from a Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason.  Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

You may also be subject to state and local taxes on Fund distributions and dispositions of Shares.  Shareholders such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different federal income tax treatment than that described above.  More information about taxes is in the Funds’ SAI.

FINANCIAL HIGHLIGHTS

The Funds are newly organized and therefore have not yet had any operations as of the date of this prospectus.

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PROSPECTUS

September 17, 2008

[DIREXION LOGO]

33 Whitehall Street, 10th Floor

New York, New York 10004

(877) 437-9363

MORE INFORMATION ON THE DIREXION SHARES ETF TRUST

Statement of Additional Information (“SAI”):

The Funds’ SAI contains more information on the Funds and their investment policies.  The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus).  A current SAI is on file with the Securities and Exchange Commission (“SEC”).

Annual and Semi-Annual Reports to Shareholders:

The Funds’ reports will provide additional information on the Funds’ investment holdings, performance data and a letter discussing the market conditions and investment strategies that significantly affected the Funds’ performance during that period.

To Obtain the SAI or Fund Reports Free of Charge:

Write to:	Direxion Shares ETF Trust
33 Whitehall Street, 10th Floor
New York, New York 10004

Call:	(877) 437-9363

By Internet:	www.direxionshares.com

These documents and other information about the Funds can be reviewed and copied at the SEC Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  Reports and other information about the Funds may be viewed on screen or downloaded from the EDGAR Database on the SEC’s Internet web site at http://www.sec.gov.  Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

SEC File Number: 811-22201

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